UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09435

Waddell & Reed Advisors Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Accumulative Fund (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.4%
Limited Brands, Inc.	180	$16,223
TJX Cos., Inc. (The)	50	3,571

		19,794

Broadcasting – 1.1%
CBS Corp., Class B	385	15,361

Cable & Satellite – 1.3%
Comcast Corp., Class A	315	17,917

Department Stores – 0.5%
Macy’s, Inc.	130	6,672

Footwear – 0.6%
NIKE, Inc., Class B (A)	65	7,993

Home Improvement Retail – 1.5%
Home Depot, Inc. (The) (A)	185	21,366

Hotels, Resorts & Cruise Lines – 1.6%
Hilton Worldwide Holdings, Inc.	540	12,388
Starwood Hotels & Resorts Worldwide, Inc.	150	9,972

		22,360

Leisure Facilities – 1.0%
Vail Resorts, Inc.	130	13,608

Movies & Entertainment – 3.1%
AMC Entertainment Holdings, Inc., Class A	175	4,408
Twenty-First Century Fox, Inc., Class A	350	9,443
Walt Disney Co. (The)	275	28,105

		41,956

Restaurants – 4.9%
McDonald’s Corp.	235	23,155
Panera Bread Co., Class A (B)	35	6,769
Starbucks Corp.	650	36,946

		66,870

Specialty Stores – 0.2%
Party City Holdco, Inc. (B)	150	2,396

Total Consumer Discretionary – 17.2%		236,293
Consumer Staples

Brewers – 2.1%
Anheuser-Busch InBev S.A. ADR	160	17,011
SABMiller plc (C)	220	12,458

		29,469

Household Products – 1.5%
Procter & Gamble Co. (The)	280	20,143

Hypermarkets & Super Centers – 2.6%
Costco Wholesale Corp.	170	24,577
Wal-Mart Stores, Inc.	165	10,699

		35,276

Packaged Foods & Meats – 3.0%
Amplify Snack Brands, Inc. (B)	270	2,892
Freshpet, Inc. (B)	140	1,470
Hain Celestial Group, Inc. (The) (B)	105	5,418
Hershey Foods Corp.	100	9,188
Mead Johnson Nutrition Co.	225	15,840
Mondelez International, Inc., Class A	150	6,280

		41,088

Soft Drinks – 2.1%
Coca-Cola Co. (The)	335	13,440
PepsiCo, Inc.	160	15,088

		28,528

Tobacco – 1.2%
Philip Morris International, Inc.	210	16,660

Total Consumer Staples – 12.5%		171,164
Energy

Integrated Oil & Gas – 1.5%
Exxon Mobil Corp.	285	21,190

Oil & Gas Equipment & Services – 0.6%
Halliburton Co.	220	7,777

Oil & Gas Exploration & Production – 1.0%
ConocoPhillips	150	7,194
Noble Energy, Inc.	210	6,338

		13,532

Oil & Gas Storage & Transportation – 0.6%
MarkWest Energy Partners L.P.	205	8,796

Total Energy – 3.7%		51,295
Financials

Consumer Finance – 0.7%
American Express Co.	125	9,266

Diversified Banks – 3.0%
Bank of America Corp.	1,025	15,969
Wells Fargo & Co.	490	25,162

		41,131

Investment Banking & Brokerage – 0.3%
Morgan Stanley	155	4,883

Other Diversified Financial Services – 3.4%
Citigroup, Inc.	450	22,324
JPMorgan Chase & Co.	405	24,693

		47,017

Regional Banks – 2.4%
PNC Financial Services Group, Inc. (The)	175	15,610
Signature Bank (B)	123	16,851

		32,461

Total Financials – 9.8%		134,758
Health Care

Biotechnology – 4.3%
ACADIA Pharmaceuticals, Inc. (B)	240	7,937
Alexion Pharmaceuticals, Inc. (B)	52	8,132
Biogen, Inc. (B)	35	10,214
BioMarin Pharmaceutical, Inc. (B)	25	2,633
Gilead Sciences, Inc.	165	16,201
Vertex Pharmaceuticals, Inc. (B)	135	14,059

		59,176

Health Care Equipment – 0.6%
EndoChoice Holdings, Inc. (B)	230	2,613
Nevro Corp. (B)	125	5,798

		8,411

Health Care Facilities – 1.0%
Acadia Healthcare Co., Inc. (B)	80	5,301
HCA Holdings, Inc. (B)	110	8,510

		13,811

Health Care Supplies – 0.6%
Cardinal Health, Inc.	100	7,682

Health Care Technology – 1.0%
Cerner Corp. (B)	230	13,791

Managed Health Care – 1.1%
Anthem, Inc.	50	7,000
Humana, Inc.	45	8,055

		15,055

Pharmaceuticals – 14.0%
Allergan plc (B)	120	32,617
Aratana Therapeutics, Inc. (B)	300	2,538
Bristol-Myers Squibb Co.	360	21,312
Endo Pharmaceuticals Holdings, Inc. (B)	125	8,660
Horizon Pharma plc (B)	245	4,856
Jazz Pharmaceuticals plc (B)	150	19,922
Johnson & Johnson	165	15,403
Mylan, Inc. (B)	340	13,688
Neos Therapeutics, Inc. (B)	40	840
Perrigo Co. Ltd.	75	11,795
Pfizer, Inc.	250	7,853
Revance Therapeutics, Inc. (B)	170	5,053

Shire Pharmaceuticals Group plc ADR	115	23,602
Teva Pharmaceutical Industries Ltd. ADR (A)	370	20,890
Zoetis, Inc.	66	2,729

		191,758

Total Health Care – 22.6%		309,684
Industrials

Aerospace & Defense – 0.6%
Boeing Co. (The)	70	9,166

Airlines – 1.2%
Southwest Airlines Co.	245	9,320
UAL Corp. (B)	130	6,896

		16,216

Construction Machinery & Heavy Trucks – 0.6%
Westinghouse Air Brake Technologies Corp.	90	7,925

Industrial Conglomerates – 1.3%
General Electric Co.	725	18,285

Railroads – 4.1%
Canadian Pacific Railway Ltd.	115	16,510
Kansas City Southern	250	22,720
Union Pacific Corp.	190	16,798

		56,028

Total Industrials – 7.8%		107,620
Information Technology

Application Software – 0.4%
Autodesk, Inc. (B)	120	5,297

Communications Equipment – 0.9%
Cisco Systems, Inc.	475	12,469

Data Processing & Outsourced Services – 2.7%
Alliance Data Systems Corp. (B)	25	6,345
MasterCard, Inc., Class A	145	13,067
Visa, Inc., Class A	245	17,067

		36,479

Electronic Equipment & Instruments – 0.4%
Fitbit, Inc., Class A (B)	148	5,571

Internet Software & Services – 3.5%
Facebook, Inc., Class A (A)(B)	245	22,025
Google, Inc., Class C (B)	30	18,253
GrubHub, Inc. (B)	100	2,434
Twitter, Inc. (B)	195	5,253

		47,965

Semiconductors – 2.5%
Intel Corp.	410	12,358
NXP Semiconductors N.V. (B)	130	11,319
Texas Instruments, Inc.	210	10,399

		34,076

Systems Software – 2.4%
Microsoft Corp. (A)	750	33,195

Technology Hardware, Storage & Peripherals – 5.3%
Apple, Inc. (A)	620	68,386
Seagate Technology	100	4,480

		72,866

Total Information Technology – 18.1%		247,918
Materials

Diversified Metals & Mining – 0.2%
Freeport-McMoRan Copper & Gold, Inc., Class B	210	2,035

Total Materials – 0.2%		2,035
Telecommunication Services

Integrated Telecommunication Services – 2.1%
AT&T, Inc.	430	14,010
Verizon Communications, Inc.	345	15,011

		29,021

Total Telecommunication Services – 2.1%		29,021

TOTAL COMMON STOCKS – 94.0%		$1,289,788
(Cost: $1,168,468)

INVESTMENT FUNDS
Registered Investment Companies – 1.0%
iShares Russell 2000 Index Fund	120	13,104

TOTAL INVESTMENT FUNDS – 1.0%		$13,104
(Cost: $13,951)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Apple, Inc.,
Call $119.00, Expires 10–30–15	300	42
S&P 500 Index,
Put $1,875.00, Expires 10–23–15	650	1,940

TOTAL PURCHASED OPTIONS – 0.1%		$1,982
(Cost: $2,152)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 4.8%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 0.170%, 10–26–15	$10,000	9,999
Baxter International, Inc., 0.260%, 10–21–15	5,000	4,999
Danaher Corp., 0.130%, 10–2–15	5,000	5,000
DTE Gas Co., 0.280%, 10–5–15	5,000	5,000
E.I. du Pont de Nemours and Co.: 0.160%, 10–14–15	5,000	5,000
0.120%, 10–15–15	3,000	3,000
Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.), 0.270%, 10–26–15	5,000	4,999
Kellogg Co., 0.350%, 10–7–15	9,300	9,299
Microsoft Corp., 0.080%, 11–4–15	10,000	9,999
Northern Illinois Gas Co., 0.220%, 10–8–15	3,000	3,000
Wisconsin Gas LLC, 0.140%, 10–2–15	5,000	5,000

		65,295

Master Note – 0.0%
Toyota Motor Credit Corp., 0.200%, 10–7–15 (E)	483	483

TOTAL SHORT-TERM SECURITIES – 4.8%		$65,778
(Cost: $65,777)

TOTAL INVESTMENT SECURITIES – 99.9%		$1,370,652
(Cost: $1,250,348)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,713

NET ASSETS – 100.0%		$1,372,365

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	All or a portion of securities with an aggregate value of $36,410 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	No dividends were paid during the preceding 12 months.

(C)	Listed on an exchange outside the United States.

(D)	Rate shown is the yield to maturity at September 30, 2015.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Allergan plc	N/A	Put	100	October 2015	$265.00	$24	$(70)
	N/A	Put	100	October 2015	270.00	37	(89)
	N/A	Call	100	October 2015	290.00	19	(26)
	N/A	Call	100	October 2015	300.00	9	(11)
Apple, Inc.	N/A	Put	150	October 2015	98.00	8	(4)
	N/A	Put	300	October 2015	109.00	82	(135)
	N/A	Call	550	October 2015	130.00	28	(12)
Facebook, Inc., Class A	N/A	Put	250	October 2015	87.00	17	(32)
	N/A	Call	100	October 2015	98.00	8	(2)
	N/A	Call	150	October 2015	100.00	14	(5)
Google, Inc., Class C	N/A	Put	50	October 2015	607.50	14	(27)
	N/A	Call	80	October 2015	630.00	15	(17)
Home Depot, Inc. (The)	N/A	Put	150	October 2015	111.00	9	(8)
Horizon Pharma plc	N/A	Call	10	October 2015	24.00	1	— *
Medtronic plc	N/A	Put	200	October 2015	63.00	8	(11)
	N/A	Put	400	October 2015	64.00	15	(28)
S&P 500 Index	N/A	Put	80	October 2015	1,860.00	25	(20)
	N/A	Call	100	October 2015	1,960.00	14	(11)
	N/A	Call	100	October 2015	1,990.00	30	(26)
Stericycle, Inc.	N/A	Put	250	October 2015	130.00	42	(18)
UAL Corp.	N/A	Put	200	October 2015	52.50	11	(30)
						$430	$(582)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$236,293	$—	$—
Consumer Staples	158,706	12,458	—
Energy	51,295	—	—
Financials	134,758	—	—
Health Care	309,684	—	—
Industrials	107,620	—	—
Information Technology	247,918	—	—
Materials	2,035	—	—
Telecommunication Services	29,021	—	—
Total Common Stocks	$1,277,330	$12,458	$—
Investment Funds	13,104	—	—
Purchased Options	1,982	—	—
Short-Term Securities	—	65,778	—
Total	$1,292,416	$78,236	$—
Liabilities
Written Options	$536	$46	$—

During the period ended September 30, 2015, securities totaling $10,123 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on September 30, 2015. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,250,348

Gross unrealized appreciation	196,134
Gross unrealized depreciation	(75,830)

Net unrealized appreciation	$120,304

CONSOLIDATED SCHEDULE OF INVESTMENTS Asset Strategy Fund (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares		Value
Consumer Discretionary

Apparel Retail – 1.5%
Limited Brands, Inc. (A)	449		$40,459

Auto Parts & Equipment – 2.5%
Continental AG (B)	169		35,989
Delphi Automotive plc	411		31,215

			67,204

Cable & Satellite – 0.6%
Comcast Corp., Class A	303		17,206

Casinos & Gaming – 1.6%
Galaxy Entertainment Group (B)	16,615		42,556

Home Improvement Retail – 2.0%
Home Depot, Inc. (The) (A)	486		56,105

Leisure Facilities – 0.0%
Circuit of the Americas LLC, Class B (C)(D)	—	*	—

Leisure Products – 2.3%
Media Group Holdings LLC, Series H (C)(D)(E)(F)	73		20,915
Media Group Holdings LLC, Series I (C)(D)(E)(F)	43		17,072
Media Group Holdings LLC, Series T (C)(D)(E)(F)	9		24,108

			62,095

Movies & Entertainment – 3.3%
Delta Topco Ltd. (E)	104,001		52,123
Legend Pictures LLC (C)(E)(F)	22		37,831

			89,954

Restaurants – 2.0%
Chipotle Mexican Grill, Inc., Class A (C)	29		20,671
McDonald’s Corp.	348		34,259

			54,930

Total Consumer Discretionary – 15.8%			430,509
Consumer Staples

Brewers – 2.3%
SABMiller plc (B)	1,116		63,168

Hypermarkets & Super Centers – 0.5%
Costco Wholesale Corp.	98		14,096

Packaged Foods & Meats – 2.8%
Kraft Foods Group, Inc.	746		52,631
Mead Johnson Nutrition Co.	337		23,746

			76,377

Soft Drinks – 3.1%
Coca-Cola Co. (The)	1,408	56,477
PepsiCo, Inc.	303	28,592

		85,069

Tobacco – 2.0%
ITC Ltd. (B)	1,590	7,973
Philip Morris International, Inc.	565	44,837

		52,810

Total Consumer Staples – 10.7%		291,520
Energy

Oil & Gas Equipment & Services – 0.6%
Halliburton Co.	448	15,840

Oil & Gas Exploration & Production – 1.2%
Anadarko Petroleum Corp.	150	9,028
EOG Resources, Inc.	47	3,415
Noble Energy, Inc.	689	20,779

		33,222

Oil & Gas Refining & Marketing – 2.2%
Phillips 66	777	59,693

Oil & Gas Storage & Transportation – 1.2%
Plains GP Holdings L.P., Class A (A)	1,880	32,897

Total Energy – 5.2%		141,652
Financials

Diversified Banks – 4.1%
Axis Bank Ltd. (B)	2,930	22,217
Banca Intesa S.p.A. (B)	9,612	33,957
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (B)	1,202	7,260
State Bank of India (B)	2,960	10,736
Wells Fargo & Co. (A)	742	38,117

		112,287

Life & Health Insurance – 2.3%
AIA Group Ltd. (B)	11,803	61,383

Other Diversified Financial Services – 3.9%
Citigroup, Inc.	1,207	59,874
JPMorgan Chase & Co.	781	47,642

		107,516

Total Financials – 10.3%		281,186
Health Care

Biotechnology – 3.6%
Alexion Pharmaceuticals, Inc. (C)	143	22,395
Amgen, Inc.	289	40,016
Biogen, Inc. (A)(C)	124	36,301

		98,712

Health Care Equipment – 0.7%
Medtronic plc	260	17,391

Managed Health Care – 0.5%
Anthem, Inc.	94	13,188

Pharmaceuticals – 4.6%
Allergan plc (C)	165	44,808
Bristol-Myers Squibb Co.	418	24,728
Pfizer, Inc.	1,386	43,547
Shire Pharmaceuticals Group plc ADR	65	13,319

		126,402

Total Health Care – 9.4%		255,693
Industrials

Aerospace & Defense – 0.5%
Lockheed Martin Corp.	69	14,242

Construction & Engineering – 0.8%
Larsen & Toubro Ltd. (B)	962	21,573

Construction Machinery & Heavy Trucks – 0.1%
AB Volvo, Class B (B)	468	4,480

Industrial Machinery – 1.7%
FANUC Ltd. (B)	138	21,153
Ingersoll-Rand plc	481	24,441

		45,594

Total Industrials – 3.1%		85,889
Information Technology

Application Software – 3.6%
Adobe Systems, Inc. (A)(C)	635	52,226
Intuit, Inc. (G)	507	45,014

		97,240

Data Processing & Outsourced Services – 2.5%
Alliance Data Systems Corp. (C)	122	31,673
Visa, Inc., Class A (A)	511	35,562

		67,235

Internet Software & Services – 2.3%
Alibaba Group Holding Ltd. ADR (C)	378	22,285
Google, Inc., Class A (C)	62	39,259

		61,544

IT Consulting & Other Services – 2.0%
Cognizant Technology Solutions Corp., Class A (C)(G)	888	55,570

Semiconductor Equipment – 0.3%
Applied Materials, Inc.	654	9,612

Systems Software – 1.9%
Microsoft Corp.	1,181	52,274

Total Information Technology – 12.6%		343,475

TOTAL COMMON STOCKS – 67.1%		$1,829,924
(Cost: $1,858,427)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
EOG Resources, Inc.,
Call $105.00, Expires 10–16–15, OTC (Ctrpty: Citibank N.A.)	1,983	7
German Stock Index,
Call EUR12,500.00, Expires 12–18–15, OTC (Ctrpty: Barclays Bank plc) (H)	1,016	20
Google, Inc., Class A,
Call $765.00, Expires 12–18–15, OTC (Ctrpty: Deutsche Bank AG)	169	43
Micron Technology, Inc.,
Call $31.00, Expires 10–16–15, OTC (Ctrpty: UBS AG)	1,173	2
Microsoft Corp.,
Call $50.00, Expires 1–15–16, OTC (Ctrpty: Bank of America N.A.)	7,995	316
S&P 500 Index,
Put $1,875.00, Expires 10–16–15	1,468	3,237

TOTAL PURCHASED OPTIONS – 0.1%		$3,625
(Cost: $9,462)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Automobile Manufacturers – 0.5%
Aston Martin Holdings Ltd.,
10.250%, 7–15–18 (I)(J)	$15,656	14,846

Leisure Facilities – 0.2%
Circuit of the Americas LLC, Series C,
0.000%, 12–31–20 (K)	7,285	4,721

Movies & Entertainment – 5.0%
Delta Topco Ltd.,
10.000%, 11–24–60 (E)(I)	95,939	95,939
Legendary Pictures Funding LLC and Legendary Finance, Inc.,
8.000%, 3–15–18	41,100	40,504

		136,443

Total Consumer Discretionary – 5.7%		156,010

TOTAL CORPORATE DEBT SECURITIES – 5.7%		$156,010
(Cost: $158,495)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.500%, 3–15–23 (L)	151	12
5.500%, 10–15–25 (L)	1,084	152
5.500%, 5–15–33 (L)	560	105
6.000%, 11–15–35 (L)	427	87
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6–25–23 (L)	274	37
5.500%, 8–25–33 (L)	669	116
5.500%, 12–25–33 (L)	364	16
5.500%, 4–25–34 (L)	851	155
5.500%, 11–25–36 (L)	977	179
Government National Mortgage Association Agency REMIC/CMO:
5.500%, 3–20–32 (L)	70	1
5.500%, 11–20–33 (L)	80	—	*
5.500%, 7–20–35 (L)	362	67

		927

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$927
(Cost: $938)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 5.0%

U.S. Treasury Bonds,
2.875%, 8–15–45	37,663	37,666
U.S. Treasury Notes:
1.625%, 7–31–20	30,009	30,380
2.000%, 8–15–25	69,316	68,982

		137,028

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 5.0%		$137,028
(Cost: $137,100)

BULLION – 3.4%	Troy Ounces
Gold	82	91,959

(Cost: $100,571)

SHORT-TERM SECURITIES	Principal
Commercial Paper (M) – 17.4%
Air Products and Chemicals, Inc.,
0.180%, 10–9–15	$6,500	6,500
Baxter International, Inc.,
0.340%, 10–9–15	10,000	9,999
Bemis Co., Inc.:
0.330%, 10–9–15	5,000	5,000
0.250%, 10–14–15	10,000	9,999
BMW U.S. Capital LLC (GTD by BMW AG),
0.160%, 10–8–15	15,000	14,999

Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
0.140%, 10–1–15	5,000	5,000
E.I. du Pont de Nemours and Co.,
0.150%, 10–2–15	20,000	20,000
Ecolab, Inc.:
0.320%, 10–2–15	10,000	10,000
0.400%, 10–5–15	9,000	9,000
Federal Home Loan Bank,
0.030%, 10–16–15	23,961	23,961
General Mills, Inc.:
0.310%, 10–1–15	22,500	22,500
0.300%, 10–2–15	10,000	10,000
Harley–Davidson Financial Services (GTD by Harley–Davidson Credit Corp.),
0.300%, 10–9–15	30,000	29,998
John Deere Financial Ltd. (GTD by John Deere Capital Corp.):
0.170%, 10–6–15	8,000	8,000
0.120%, 10–13–15	10,000	9,999
John Deere Financial, Inc. (GTD by John Deere Capital Corp.):
0.180%, 10–5–15	17,000	17,000
0.120%, 10–15–15	15,000	14,999
Kellogg Co.:
0.330%, 10–1–15	10,000	10,000
0.360%, 10–5–15	10,000	10,000
0.250%, 10–15–15	10,000	9,999
0.260%, 10–19–15	10,000	9,998
L Air Liquide S.A.,
0.160%, 10–21–15	12,000	11,999
Mattel, Inc.,
0.260%, 10–22–15	2,000	2,000
Medtronic Global Holdings SCA:
0.260%, 10–5–15	12,500	12,499
0.230%, 10–21–15	10,000	9,999
Microsoft Corp.,
0.060%, 10–20–15	10,000	10,000
National Oilwell Varco, Inc.,
0.200%, 10–6–15	15,000	14,999
NBCUniversal Enterprise, Inc.,
0.400%, 10–7–15	25,000	24,999
Northern Illinois Gas Co.:
0.310%, 10–6–15	7,000	7,000
0.310%, 10–9–15	16,600	16,599
Novartis Finance Corp. (GTD by Novartis AG),
0.120%, 10–16–15	25,000	24,999
Pfizer, Inc.,
0.100%, 11–17–15	10,000	9,999
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.210%, 10–30–15	2,040	2,039
St. Jude Medical, Inc.,
0.250%, 11–2–15	10,000	9,998
Unilever Capital Corp. (GTD by Unilever N.V.):
0.150%, 10–5–15	4,700	4,700
0.120%, 10–13–15	15,000	14,999
United Technologies Corp.,
0.260%, 10–21–15	11,143	11,141
Wal-Mart Stores, Inc.,
0.100%, 11–16–15	15,000	14,998
Wisconsin Gas LLC,
0.140%, 10–2–15	5,000	5,000

		474,918

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (N)	1,773	1,773

Municipal Obligations – 0.4%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.010%, 10–1–15 (N)	3,000	3,000
The Regents of the Univ of CA, Gen Rev Bonds, SerAL (Var Rate Demand Bonds),
0.020%, 10–7–15 (N)	8,000	8,000

		11,000

United States Government Agency Obligations – 0.7%
Overseas Private Investment Corp. (GTD by U.S. Government):
0.150%, 10–7–15 (N)	20,400	20,400

TOTAL SHORT-TERM SECURITIES – 18.6%		$508,091
(Cost: $508,082)

TOTAL INVESTMENT SECURITIES – 100.0%		$2,727,564
(Cost: $2,773,075)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		734

NET ASSETS – 100.0%		$2,728,298

Notes to Consolidated Schedule of Investments

*	Not shown due to rounding.

(A)	All or a portion of securities with an aggregate value of $5,340 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(B)	Listed on an exchange outside the United States.

(C)	No dividends were paid during the preceding 12 months.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	Restricted securities. At September 30, 2015, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Ltd.	1-23-12 to 6-15-12	104,001	$53,710	$52,123
Legend Pictures LLC	12-18-12	22	41,637	37,831
Media Group Holdings LLC, Series H	8-29-13 to 10-31-13	73	50,896	20,915
Media Group Holdings LLC, Series I	4-23-13 to 11-8-13	43	23,835	17,072
Media Group Holdings LLC, Series T	7-2-13 to 1-23-15	9	19,593	24,108

		Principal
Delta Topco Ltd., 10.000%, 11-24-60	4-1-12 to 1-1-15	$95,939	96,837	95,939
			$286,508	$247,988

The total value of these securities represented 9.1% of net assets at September 30, 2015.

(F)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund and consolidated.

(G)	All or a portion of securities with an aggregate value of $62,651 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(H)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(I)	Payment-in-kind bonds.

(J)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015 the total value of these securities amounted to $14,846 or 0.5% of net assets.

(K)	Zero coupon bond.

(L)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(M)	Rate shown is the yield to maturity at September 30, 2015.

(N)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

The following forward foreign currency contracts were outstanding at September 30, 2015:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	31,610	U.S. Dollar	35,177	10-15-15	Deutsche Bank AG	$—	$151
Japanese Yen	1,761,986	U.S. Dollar	14,671	10-15-15	Morgan Stanley International	—	19
						$—	$170

The following written options were outstanding at September 30, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
EOG Resources, Inc.	Citibank N.A.	Put	997	October 2015	$87.50	$349	$(1,530)
	Citibank N.A.	Put	986	October 2015	90.00	432	(1,787)
	Citibank N.A.	Call	1,983	October 2015	120.00	145	(6)
Google, Inc., Class A	Deutsche Bank AG	Put	169	December 2015	635.00	253	(564)
Microsoft Corp.	Bank of America N.A.	Put	3,198	January 2016	37.00	700	(189)
S&P 500 Index	N/A	Put	1,468	October 2015	1,650.00	1,610	(205)
						$3,489	$(4,281)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$199,915	$78,545	$152,049
Consumer Staples	220,379	71,141	—
Energy	141,652	—	—
Financials	145,633	135,553	—
Health Care	255,693	—	—
Industrials	38,683	47,206	—
Information Technology	343,475	—	—
Total Common Stocks	$1,345,430	$332,445	$152,049
Purchased Options	3,237	388	—
Corporate Debt Securities	—	60,071	95,939
United States Government Agency Obligations	—	927	—
United States Government Obligations	—	137,028	—
Bullion	91,959	—	—
Short-Term Securities	—	508,091	—
Total	$1,440,626	$1,038,950	$247,988
Liabilities
Forward Foreign Currency Contracts	$—	$170	$—
Written Options	$205	$4,076	$—

During the period ended September 30, 2015, securities totaling $438,143 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on September 30, 2015. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities
Beginning Balance 7-1-15	$183,480	$95,939
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(31,431)	—	*
Purchases	—	—
Sales	—	—
Amortization/Accretion of premiums/discounts	—	—
Transfers into Level 3 during the period	—	—
Transfers out of Level 3 during the period	—	—
Ending Balance 9-30-15	$152,049	$95,939
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-15	$(31,431)	$—	*

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period.

Quantitative Information about Level 3 fair value measurements:

	Fair Value at 9-30-15	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$20,915	Discounted book value	Multiple of book value	1x
			Illiquidity discount	10%
	131,134	Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	8.2 to 14.1%
			Illiquidity discount	10%
Corporate Debt Securities	95,939	Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	8.2%
			Illiquidity discount	10%

Significant increase in long-term growth rate or multiple of book value inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital or illiquidity discount inputs could result in a lower fair value measurement.

BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY FUND

WRA ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Waddell & Reed Advisors Asset Strategy Fund (referred to as “the Fund” in this subsection). WRA ASF III (SBP), LLC and WRA ASF, LLC (each a “Company”), collectively “the Companies”, Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Fund. Each Subsidiary and Company acts as an investment vehicle for the Fund, as applicable, in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information.

The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund, its Subsidiary and the Companies. The consolidated financial statements include the accounts of the Fund and its Subsidiary and the Companies. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary and each Company comprising the entire issued share capital of the Subsidiary and each Company with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and each Company confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and each Company.

See the table below for details regarding the structure, incorporation and relationship as of September 30, 2015 of the Subsidiary and Company to the Fund (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	Percentage of Fund Net Assets

WRA ASF II, Ltd.	1-31-13	4-10-13	$2,728,298	$92,658	3.40%

WRA ASF III (SBP), LLC	4-9-13	4-23-13	2,728,298	62,098	2.28

WRA ASF, LLC	12-10-12	12-18-12	2,728,298	37,837	1.39

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,773,075

Gross unrealized appreciation	125,185
Gross unrealized depreciation	(170,696)

Net unrealized depreciation	$(45,511)

SCHEDULE OF INVESTMENTS Continental Income Fund (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 2.6%
Limited Brands, Inc.	413	$37,251

Cable & Satellite – 1.7%
Comcast Corp., Class A	384	21,842
Time Warner Cable, Inc.	20	3,516

		25,358

Casinos & Gaming – 1.1%
Las Vegas Sands, Inc.	419	15,898

Department Stores – 0.8%
Kohl’s Corp.	249	11,508

Home Improvement Retail – 2.3%
Home Depot, Inc. (The)	290	33,446

Homefurnishing Retail – 0.7%
Williams–Sonoma, Inc.	129	9,826

Hotels, Resorts & Cruise Lines – 2.8%
Carnival Corp.	564	28,006
Hyatt Hotels Corp., Class A (A)	258	12,128

		40,134

Internet Retail – 1.5%
Amazon.com, Inc. (A)	43	21,960

Movies & Entertainment – 1.1%
Twenty-First Century Fox, Inc.	599	16,212

Restaurants – 1.3%
McDonald’s Corp.	200	19,726

Total Consumer Discretionary – 15.9%		231,319
Consumer Staples

Brewers – 0.9%
Anheuser–Busch InBev S.A. ADR	126	13,343

Distillers & Vintners – 1.6%
Constellation Brands, Inc.	182	22,801

Packaged Foods & Meats – 0.9%
Mead Johnson Nutrition Co.	187	13,179

Total Consumer Staples – 3.4%		49,323
Energy

Oil & Gas Equipment & Services – 1.2%
Schlumberger Ltd.	247	17,063

Oil & Gas Exploration & Production – 2.0%
Newfield Exploration Co. (A)	319	10,492
Noble Energy, Inc.	605	18,244

		28,736

Oil & Gas Storage & Transportation – 1.4%
Energy Transfer Partners L.P.	317	13,039
Plains GP Holdings L.P., Class A	439	7,689

		20,728

Total Energy – 4.6%		66,527
Financials

Asset Management & Custody Banks – 1.3%
Northern Trust Corp.	280	19,058

Consumer Finance – 1.1%
American Express Co.	207	15,358

Multi-Line Insurance – 1.3%
American International Group, Inc.	324	18,415

Other Diversified Financial Services – 3.5%
Citigroup, Inc.	461	22,865
JPMorgan Chase & Co.	469	28,607

		51,472

Regional Banks – 2.2%
PNC Financial Services Group, Inc. (The)	351	31,265

Specialized REITs – 1.2%
Crown Castle International Corp.	224	17,667

Total Financials – 10.6%		153,235
Health Care

Biotechnology – 0.7%
Biogen, Inc. (A)	34	9,980

Health Care Equipment – 1.1%
Medtronic plc	256	17,130

Pharmaceuticals – 7.0%
Allergan plc (A)	75	20,494
GlaxoSmithKline plc ADR	379	14,569
Johnson & Johnson	223	20,789
Shire Pharmaceuticals Group plc ADR	116	23,807
Teva Pharmaceutical Industries Ltd. ADR	384	21,680

		101,339

Total Health Care – 8.8%		128,449
Industrials

Aerospace & Defense – 4.5%
Boeing Co. (The)	236	30,956
Lockheed Martin Corp.	84	17,497
Rockwell Collins, Inc.	210	17,203

		65,656

Electrical Components & Equipment – 0.8%
Rockwell Automation, Inc.	109	11,091

Industrial Conglomerates – 1.4%
General Electric Co.	792	19,982

Railroads – 1.8%
Union Pacific Corp.	297	26,231

Total Industrials – 8.5%		122,960
Information Technology

Application Software – 1.2%
Autodesk, Inc. (A)	403	17,780

Data Processing & Outsourced Services – 2.5%
Alliance Data Systems Corp. (A)	77	19,864
FleetCor Technologies, Inc. (A)	120	16,528

		36,392

IT Consulting & Other Services – 1.7%
Cognizant Technology Solutions Corp., Class A (A)	398	24,906

Semiconductor Equipment – 1.1%
Applied Materials, Inc.	1,066	15,661

Semiconductors – 4.2%
Broadcom Corp., Class A	501	25,746
Microchip Technology, Inc.	339	14,590
Texas Instruments, Inc.	415	20,546

		60,882

Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.	138	15,213

Total Information Technology – 11.8%		170,834
Materials

Diversified Chemicals – 1.5%
Dow Chemical Co. (The)	119	5,058
PPG Industries, Inc.	200	17,494

		22,552

Diversified Metals & Mining – 0.7%
Freeport-McMoRan Copper & Gold, Inc., Class B	997	9,665

Industrial Gases – 1.0%
Praxair, Inc.	146	14,831

Total Materials – 3.2%		47,048

TOTAL COMMON STOCKS – 66.8%		$969,695
(Cost: $870,104)

PREFERRED STOCKS
Energy

Oil & Gas Equipment & Services – 0.1%
Newpark Resources, Inc., Convertible, 4.000%	1,200	1,122

Total Energy – 0.1%		1,122
Health Care

Pharmaceuticals – 0.7%
Allergan plc, Convertible Series A, 5.500%	12	10,850

Total Health Care – 0.7%		10,850
Industrials

Environmental & Facilities Services – 0.5%
Stericycle, Inc., 5.250% (A)	67	6,815

Total Industrials – 0.5%		6,815
Materials

Commodity Chemicals – 0.6%
A. Schulman, Inc., Convertible	11	9,362

Total Materials – 0.6%		9,362
Telecommunication Services

Integrated Telecommunication Services – 0.8%
Frontier Communications Corp., Convertible Series A, 11.125%	118	11,033

Total Telecommunication Services – 0.8%		11,033

TOTAL PREFERRED STOCKS – 2.7%		$39,182
(Cost: $42,202)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Apparel Retail – 0.3%
Limited Brands, Inc.:
6.625%, 4–1–21	$2,915	3,236
5.625%, 2–15–22	744	787

		4,023

Auto Parts & Equipment – 0.0%
Delphi Corp.,
5.000%, 2–15–23	808	836

Automobile Manufacturers – 0.5%
Volkswagen Group of America, Inc.:
2.125%, 5–23–19 (B)	5,000	4,666
2.400%, 5–22–20 (B)	2,500	2,319

		6,985

Broadcasting – 0.1%
Discovery Communications LLC,
3.300%, 5–15–22	900	877

Cable & Satellite – 0.4%
News American, Inc.,
3.000%, 9–15–22	2,000	1,971
Pearson Funding Five plc,
3.250%, 5–8–23 (B)	800	769
Viacom, Inc.:
2.500%, 9–1–18	800	804
2.200%, 4–1–19	1,300	1,268
2.750%, 12–15–19	1,500	1,506

		6,318

Distributors – 0.0%
LKQ Corp.,
4.750%, 5–15–23	607	584

General Merchandise Stores – 0.1%
Dollar General Corp.:
4.125%, 7–15–17	450	464
1.875%, 4–15–18	750	749

		1,213

Homebuilding – 0.1%
Toll Brothers Finance Corp.,
4.375%, 4–15–23	1,000	983

Hotels, Resorts & Cruise Lines – 0.0%
Hyatt Hotels Corp.,
3.375%, 7–15–23	250	244

Internet Retail – 0.1%
Amazon.com, Inc.,
2.600%, 12–5–19	1,650	1,691

Total Consumer Discretionary – 1.6%		23,754
Consumer Staples

Brewers – 0.1%
SABMiller Holdings, Inc.,
2.200%, 8–1–18 (B)	1,800	1,817

Distillers & Vintners – 0.1%
Beam, Inc.,
1.750%, 6–15–18	750	747

Drug Retail – 0.2%
CVS Health Corp.,
2.800%, 7–20–20	2,365	2,403
Walgreens Boots Alliance, Inc.,
2.700%, 11–18–19	1,050	1,064

		3,467

Food Distributors – 0.2%
Campbell Soup Co.,
2.500%, 8–2–22	900	865
ConAgra Foods, Inc.,
1.900%, 1–25–18	2,498	2,486

		3,351

Household Products – 0.0%
Church & Dwight Co., Inc.,
2.875%, 10–1–22	250	247

Personal Products – 0.1%
Estee Lauder Co., Inc. (The),
2.350%, 8–15–22	1,200	1,179

Tobacco – 0.2%
BAT International Finance plc,
2.750%, 6–15–20 (B)	2,400	2,446

Total Consumer Staples – 0.9%		13,254
Energy

Oil & Gas Exploration & Production – 1.6%
BP Capital Markets plc,
2.315%, 2–13–20	1,500	1,506
BP Capital Markets plc (GTD by BP plc),
2.241%, 9–26–18	2,850	2,890
Devon Energy Corp.,
2.250%, 12–15–18	1,500	1,503
ONEOK Partners L.P.,
3.200%, 9–15–18	1,500	1,507
Stone Energy Corp., Convertible,
1.750%, 3–1–17	6,300	5,304
Whiting Petroleum Corp., Convertible,
1.250%, 4–1–20 (B)	12,000	9,772

		22,482

Oil & Gas Storage & Transportation – 1.5%
Buckeye Partners L.P.,
2.650%, 11–15–18	3,300	3,267
Hornbeck Offshore Services, Inc., Convertible,
1.500%, 9–1–19	6,502	4,824
Kinder Morgan Energy Partners L.P.,
2.650%, 2–1–19	1,850	1,820
Plains All American Pipeline L.P. and PAA Finance Corp.:
2.600%, 12–15–19	1,250	1,235
4.650%, 10–15–25	7,500	7,531
Williams Partners L.P.,
3.600%, 3–15–22	3,500	3,223

		21,900

Total Energy – 3.1%		44,382

Financials

Asset Management & Custody Banks – 0.7%
Ares Capital Corp.:
4.875%, 11–30–18	3,300	3,410
3.875%, 1–15–20	6,050	6,230

		9,640

Consumer Finance – 1.1%
American Express Co.,
4.900%, 12–29–49	3,200	3,064
Capital One Bank USA N.A.:
2.150%, 11–21–18	1,500	1,500
2.250%, 2–13–19	2,000	1,993
Capital One N.A.,
2.400%, 9–5–19	2,100	2,086
Hyundai Capital America,
2.875%, 8–9–18 (B)	1,200	1,220
Intercontinental Exchange Group, Inc.,
2.500%, 10–15–18	1,200	1,224
SLM Corp.,
4.875%, 6–17–19	1,500	1,365
Total System Services, Inc.,
2.375%, 6–1–18	3,900	3,904

		16,356

Diversified Banks – 6.4%
ABN AMRO Bank N.V.,
2.500%, 10–30–18 (B)	3,000	3,042
Bank of America Corp.:
2.000%, 1–11–18	2,100	2,108
8.000%, 12–29–49	5,400	5,643
Bank of New York Mellon Corp. (The),
2.100%, 1–15–19	3,500	3,532
Bank of Nova Scotia (The):
1.450%, 4–25–18	2,000	1,989
2.050%, 10–30–18	3,150	3,176
Barclays Bank plc,
2.500%, 2–20–19	1,400	1,424
BNP Paribas S.A.,
2.450%, 3–17–19	2,600	2,623
Commonwealth Bank of Australia,
2.250%, 3–13–19	2,900	2,929
DBS Group Holdings Ltd.,
2.246%, 7–16–19 (B)	5,250	5,282
ING Bank N.V.:
2.500%, 10–1–19 (B)	3,500	3,547
2.450%, 3–16–20 (B)	4,000	4,038
KeyBank N.A.,
2.500%, 12–15–19	2,500	2,531
Lloyds Bank plc,
2.350%, 9–5–19	1,750	1,757
Mizuho Bank Ltd.,
2.650%, 9–25–19 (B)	3,500	3,546
National Australia Bank Ltd.,
2.400%, 12–9–19 (B)	6,750	6,818
Rabobank Capital Funding Trust III (GTD by Rabobank Nederland),
5.254%, 12–31–49 (B)	4,500	4,539
Royal Bank of Scotland Group plc (The),
7.640%, 3–29–49	2,800	2,982
Skandinaviska Enskilda Banken AB,
2.375%, 3–25–19 (B)	2,000	2,032
Societe Generale S.A.:
4.250%, 4–14–25 (B)	1,750	1,659
5.922%, 4–29–49 (B)	7,000	7,070

Standard Chartered plc,
2.250%, 4–17–20 (B)	7,000	6,954
Sumitomo Mitsui Banking Corp.,
2.450%, 1–16–20	2,400	2,413
Swedbank AB (publ),
1.750%, 3–12–18 (B)	3,270	3,283
UBS Preferred Funding Trust V,
6.243%, 5–29–49	4,250	4,313
Westpac Banking Corp.,
2.250%, 7–30–18	4,000	4,059

		93,289

Investment Banking & Brokerage – 1.2%
BGC Partners, Inc.,
5.375%, 12–9–19	3,000	3,090
Charles Schwab Corp. (The),
2.200%, 7–25–18	700	710
Credit Suisse Group Funding (Guernsey) Ltd.,
2.750%, 3–26–20(B)	2,500	2,493
Goldman Sachs Group, Inc. (The):
2.900%, 7–19–18	1,200	1,231
2.625%, 1–31–19	2,000	2,030
2.600%, 4–23–20	1,800	1,803
Morgan Stanley:
2.125%, 4–25–18	2,000	2,012
2.650%, 1–27–20	3,250	3,266

		16,635

Life & Health Insurance – 0.1%
AIA Group Ltd.,
2.250%, 3–11–19 (B)	1,600	1,601

Mortgage REITs – 0.3%
Mubadala GE Capital,
3.000%, 11–10–19 (B)	4,000	3,968

Multi-Line Insurance – 0.1%
American International Group, Inc.,
2.300%, 7–16–19	1,950	1,966

Other Diversified Financial Services – 2.1%
Citigroup, Inc.:
3.875%, 2–19–19	1,400	1,392
5.800%, 11–29–49	5,000	4,921
5.950%, 12–31–49	4,500	4,241
Daimler Finance North America LLC,
2.375%, 8–1–18 (B)	2,250	2,253
Fidelity National Financial, Inc.,
6.600%, 5–15–17	1,300	1,390
Fifth Street Finance Corp.,
4.875%, 3–1–19	5,000	5,086
JPMorgan Chase & Co.,
7.900%, 4–29–49	2,000	2,076
Moody’s Corp.,
2.750%, 7–15–19	800	814
MUFG Americas Holdings Corp.,
2.250%, 2–10–20	1,550	1,545
PennantPark Investment Corp.,
4.500%, 10–1–19	5,250	5,313
Total Capital,
2.125%, 8–10–18	1,200	1,219

		30,250

Regional Banks – 0.5%
PNC Bank N.A.,
2.200%, 1–28–19	2,250	2,275
SunTrust Banks, Inc.:
2.350%, 11–1–18	2,800	2,824
5.625%, 12–29–49	2,800	2,800

		7,899

Specialized REITs – 0.6%
Air Lease Corp.,
3.750%, 2–1–22	2,400	2,388
Aircastle Ltd.,
5.125%, 3–15–21	5,293	5,306
Crown Castle International Corp.,
5.250%, 1–15–23	1,171	1,238

		8,932

Thrifts & Mortgage Finance – 0.3%
Walter Investment Management Corp., Convertible,
4.500%, 11–1–19	5,900	4,285

Total Financials – 13.4%		194,821
Health Care

Biotechnology – 0.5%
Amgen, Inc.:
2.200%, 5–22–19	4,200	4,213
2.125%, 5–1–20	3,000	2,961

		7,174

Health Care Equipment – 0.1%
Mallinckrodt International Finance S.A.,
3.500%, 4–15–18	250	242
Zimmer Holdings, Inc.,
2.700%, 4–1–20	1,650	1,656

		1,898

Health Care Services – 0.1%
Quest Diagnostics, Inc.,
2.500%, 3–30–20	1,750	1,747

Health Care Supplies – 0.8%
C.R. Bard, Inc.,
1.375%, 1–15–18	2,800	2,776
Cardinal Health, Inc.,
2.400%, 11–15–19	2,400	2,429
Express Scripts Holding Co.,
2.250%, 6–15–19	4,000	3,990
Medtronic, Inc.,
2.500%, 3–15–20	1,500	1,520

		10,715

Managed Health Care – 0.5%
Aetna, Inc.,
2.200%, 3–15–19	1,600	1,603
UnitedHealth Group, Inc.,
2.700%, 7–15–20	1,000	1,023

WellPoint, Inc.,
1.875%, 1–15–18	4,800	4,802

		7,428

Pharmaceuticals – 0.7%
Forest Laboratories, Inc.,
5.000%, 12–15–21 (B)	5,000	5,424
Perrigo Co. Ltd.,
2.300%, 11–8–18	5,000	4,946

		10,370

Total Health Care – 2.7%		39,332
Industrials

Aerospace & Defense – 0.4%
Northrop Grumman Corp.,
1.750%, 6–1–18	950	947
TransDigm Group, Inc.,
7.500%, 7–15–21	5,293	5,518

		6,465

Environmental & Facilities Services – 0.0%
Republic Services, Inc.,
5.000%, 3–1–20	500	552

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V.,
2.350%, 5–15–20	800	786

Trucking – 0.1%
Ryder System, Inc.:
2.450%, 11–15–18	1,000	1,008
2.350%, 2–26–19	600	602

		1,610

Total Industrials – 0.6%		9,413
Information Technology

Data Processing & Outsourced Services – 0.2%
Fidelity National Information Services, Inc.,
2.000%, 4–15–18	500	498
Fiserv, Inc.,
2.700%, 6–1–20	1,800	1,814

		2,312

Semiconductors – 1.5%
Broadcom Corp.,
2.700%, 11–1–18	750	769
Micron Technology, Inc.,
5.500%, 2–1–25	5,293	4,843
Micron Technology, Inc., Convertible,
3.000%, 11–15–43	19,500	16,392

		22,004

Systems Software – 0.4%
CA, Inc.,
2.875%, 8–15–18	2,000	2,033
Oracle Corp.,
2.250%, 10–8–19	3,500	3,543

		5,576

Total Information Technology – 2.1%		29,892

Materials

Diversified Metals & Mining – 0.6%
Anglo American plc,
4.125%, 4–15–21 (B)	1,300	1,131
Freeport-McMoRan Copper & Gold, Inc.,
2.375%, 3–15–18	400	350
Glencore Funding LLC:
3.125%, 4–29–19 (B)	3,500	2,940
2.875%, 4–16–20 (B)	3,500	2,800
Teck Resources,
3.000%, 3–1–19	1,200	855

		8,076

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Co.,
2.125%, 7–15–19	1,300	1,305

Industrial Gases – 0.1%
Airgas, Inc.,
1.650%, 2–15–18	1,250	1,237
Praxair, Inc.,
3.000%, 9–1–21	500	513

		1,750

Metal & Glass Containers – 0.1%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5–1–18 (B)	1,164	1,149

Specialty Chemicals – 0.1%
Albemarle Corp. (GTD by Albemarle Holdings Corp. and Albemarle Holdings II Corp.),
3.000%, 12–1–19	1,200	1,205
RPM International, Inc.,
3.450%, 11–15–22	750	731

		1,936

Total Materials – 1.0%		14,216
Telecommunication Services

Integrated Telecommunication Services – 0.7%
AT&T, Inc.,
2.300%, 3–11–19	8,250	8,280
Verizon Communications, Inc.,
2.625%, 2–21–20	1,717	1,727

		10,007

Wireless Telecommunication Service – 0.1%
American Tower Corp.,
4.700%, 3–15–22	1,140	1,199
Virgin Media Finance plc,
4.875%, 2–15–22	298	270

		1,469

Total Telecommunication Services – 0.8%		11,476

Utilities

Electric Utilities – 0.3%
Electricite de France S.A.,
2.150%, 1–22–19 (B)	2,500	2,526
PPL Energy Supply LLC,
4.600%, 12–15–21	2,100	1,744

		4,270

Gas Utilities – 0.1%
Sempra Energy,
2.400%, 3–15–20	2,300	2,298

Multi-Utilities – 0.2%
Dominion Resources, Inc.,
2.500%, 12–1–19	2,500	2,516

Renewable Electricity – 0.3%
Canadian Solar, Inc., Convertible,
4.250%, 2–15–19	5,755	4,679

Total Utilities – 0.9%		13,763

TOTAL CORPORATE DEBT SECURITIES – 27.1%		$394,303
(Cost: $401,898)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.1%
National Archives Facility Trust,
8.500%, 9–1–19	1,440	1,658

Mortgage-Backed Obligations – 0.1%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
6.500%, 12–1–31	61	70
6.500%, 1–1–32	54	63
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 7–1–18	268	278
4.500%, 9–1–19	535	556
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
4.000%, 9–15–18	247	261
6.500%, 8–15–28	33	38

		1,266

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.2%		$2,924
(Cost: $2,630)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 0.5%
U.S. Treasury Notes:
0.375%, 1–15–16	3,000	3,003
0.625%, 7–15–16	3,500	3,508
0.625%, 2–15–17	450	451

		6,962

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 0.5%		$6,962
(Cost: $6,950)

SHORT-TERM SECURITIES
Commercial Paper (C) – 3.2%
Anheuser–Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
0.170%, 10–26–15	5,000	4,999
Baxter International, Inc.,
0.260%, 10–21–15	5,000	4,999
Becton Dickinson & Co.,
0.300%, 11–10–15	5,000	4,998
Ecolab, Inc.:
0.260%, 10–22–15	5,000	4,999
0.300%, 11–17–15	5,000	4,998
J.M. Smucker Co. (The),
0.280%, 10–1–15	6,226	6,226
Northern Illinois Gas Co.,
0.220%, 10–8–15	5,000	5,000
Pfizer, Inc.,
0.100%, 11–17–15	10,000	9,999

		46,218

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (D)	180	180

TOTAL SHORT-TERM SECURITIES – 3.2%		$46,398
(Cost: $46,396)

TOTAL INVESTMENT SECURITIES – 100.5%		$1,459,464
(Cost: $1,370,180)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(7,748)

NET ASSETS – 100.0%		$1,451,716

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015 the total value of these securities amounted to $101,104 or 7.0% of net assets.

(C)	Rate shown is the yield to maturity at September 30, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$969,695	$—	$—
Preferred Stocks	38,060	1,122	—
Corporate Debt Securities	—	394,303	—
United States Government Agency Obligations	—	2,924	—
United States Government Obligations	—	6,962	—
Short-Term Securities	—	46,398	—
Total	$1,007,755	$451,709	$—

During the period ended September 30, 2015, securities totaling $9,176 were transferred from Level 2 to Level 1 due to increased availability of observable market data due to increased market activity or information for these securities. Transfers out of Level 2 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,370,180

Gross unrealized appreciation	164,722
Gross unrealized depreciation	(75,438)

Net unrealized appreciation	$89,284

SCHEDULE OF INVESTMENTS Core Investment Fund (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.7%
Polo Ralph Lauren Corp.	253	$29,906

Auto Parts & Equipment – 1.5%
Magna International, Inc.	1,285	61,674

Broadcasting – 1.2%
CBS Corp., Class B	1,157	46,151

Cable & Satellite – 2.4%
Comcast Corp., Class A	1,721	97,873

General Merchandise Stores – 2.5%
Dollar General Corp.	1,370	99,236

Home Improvement Retail – 2.6%
Home Depot, Inc. (The)	891	102,906

Internet Retail – 1.9%
Amazon.com, Inc. (A)	151	77,039

Restaurants – 3.2%
Chipotle Mexican Grill, Inc., Class A (A)	122	88,159
Starbucks Corp.	680	38,662

		126,821

Total Consumer Discretionary – 16.0%		641,606
Consumer Staples

Brewers – 2.0%
Anheuser–Busch InBev S.A. ADR	783	83,301

Distillers & Vintners – 0.5%
Constellation Brands, Inc.	164	20,547

Hypermarkets & Super Centers – 2.2%
Costco Wholesale Corp.	609	87,985

Packaged Foods & Meats – 2.0%
Kraft Foods Group, Inc.	1,124	79,332

Tobacco – 3.7%
Philip Morris International, Inc.	1,866	148,058

Total Consumer Staples – 10.4%		419,223

Energy

Oil & Gas Exploration & Production – 4.3%
Cabot Oil & Gas Corp.	2,513	54,930
Cimarex Energy Co.	565	57,860
EOG Resources, Inc.	851	61,938

		174,728

Oil & Gas Storage & Transportation – 0.7%
MarkWest Energy Partners L.P.	630	27,012

Total Energy – 5.0%		201,740
Financials

Multi-Line Insurance – 2.2%
American International Group, Inc.	1,563	88,809

Other Diversified Financial Services – 6.2%
Citigroup, Inc.	3,233	160,399
JPMorgan Chase & Co.	1,431	87,224

		247,623

Total Financials – 8.4%		336,432
Health Care

Biotechnology – 4.3%
Alexion Pharmaceuticals, Inc. (A)	586	91,676
Celgene Corp. (A)	733	79,321

		170,997

Health Care Equipment – 2.8%
Medtronic plc	1,698	113,684

Health Care Facilities – 1.9%
HCA Holdings, Inc. (A)	953	73,740

Pharmaceuticals – 12.2%
Allergan plc (A)	487	132,372
Bristol-Myers Squibb Co.	1,661	98,319
Shire Pharmaceuticals Group plc ADR	631	129,448
Teva Pharmaceutical Industries Ltd. ADR	2,317	130,795

		490,934

Total Health Care – 21.2%		849,355
Industrials

Aerospace & Defense – 3.7%
Boeing Co. (The)	666	87,239
Rockwell Collins, Inc.	759	62,084

		149,323

Railroads – 4.4%
Canadian Pacific Railway Ltd.	625	89,674
Kansas City Southern	954	86,672

		176,346

Total Industrials – 8.1%		325,669
Information Technology

Application Software – 2.5%
Adobe Systems, Inc. (A)	1,208	99,355

Data Processing & Outsourced Services – 4.0%
MasterCard, Inc., Class A	980	88,353
Visa, Inc., Class A	1,066	74,223

		162,576

Internet Software & Services – 3.4%
Google, Inc., Class A (A)	212	135,462

IT Consulting & Other Services – 2.2%
Cognizant Technology Solutions Corp., Class A (A)	1,418	88,750

Semiconductor Equipment – 2.2%
Applied Materials, Inc.	6,022	88,457

Semiconductors – 3.3%
NXP Semiconductors N.V. (A)	820	71,354
Texas Instruments, Inc.	1,220	60,404

		131,758

Systems Software – 3.3%
Microsoft Corp.	3,047	134,878

Total Information Technology – 20.9%		841,236
Materials

Diversified Chemicals – 0.6%
PPG Industries, Inc.	290	25,430

Industrial Gases – 2.2%
Air Products and Chemicals, Inc.	671	85,645

Total Materials – 2.8%		111,075
Telecommunication Services

Alternative Carriers – 1.9%
Level 3 Communications, Inc. (A)	1,719	75,094

Wireless Telecommunication Service – 2.7%
American Tower Corp., Class A	1,238	108,955

Total Telecommunication Services – 4.6%		184,049

TOTAL COMMON STOCKS – 97.4%		$3,910,385
(Cost: $3,518,992)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 2.5%
Air Products and Chemicals, Inc.,
0.170%, 10–1–15	$10,118	10,118
Campbell Soup Co.,
0.340%, 10–5–15	16,500	16,500
Danaher Corp.,
0.130%, 10–2–15	10,000	10,000
DTE Electric Co.,
0.290%, 10–2–15	7,000	7,000
Ecolab, Inc.,
0.400%, 10–5–15	10,000	10,000
John Deere Canada ULC (GTD by Deere & Co.),
0.150%, 10–5–15	1,500	1,500
John Deere Financial Ltd. (GTD by John Deere Capital Corp.),
0.150%, 10–29–15	5,000	4,999
Kroger Co. (The),
0.250%, 10–13–15	5,000	4,999
Mondelez International, Inc.,
0.280%, 10–29–15	5,000	4,999
Northern Illinois Gas Co.:
0.220%, 10–8–15	3,000	3,000
0.290%, 10–13–15	5,000	5,000
St. Jude Medical, Inc.,
0.260%, 11–9–15	5,000	4,998
United Technologies Corp.,
0.250%, 10–14–15	5,000	4,999
Wisconsin Gas LLC,
0.140%, 10–6–15	10,000	10,000

		98,112

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (C)	877	877

TOTAL SHORT-TERM SECURITIES – 2.5%		$98,989
(Cost: $98,987)

TOTAL INVESTMENT SECURITIES – 99.9%		$4,009,374
(Cost: $3,617,979)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		3,462

NET ASSETS – 100.0%		$4,012,836

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$3,910,385	$—	$—
Short-Term Securities	—	98,989	—
Total	$3,910,385	$98,989	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$3,617,979

Gross unrealized appreciation	566,898
Gross unrealized depreciation	(175,503)

Net unrealized appreciation	$391,395

SCHEDULE OF INVESTMENTS Dividend Opportunities Fund (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Advertising – 1.7%
Omnicom Group, Inc.	150	$9,855

Apparel Retail – 1.7%
Limited Brands, Inc.	110	9,914

Cable & Satellite – 2.8%
Comcast Corp., Class A	183	10,401
Time Warner Cable, Inc.	33	5,838

		16,239

Home Improvement Retail – 2.1%
Home Depot, Inc. (The)	106	12,259

Restaurants – 3.4%
McDonald’s Corp.	196	19,278

Total Consumer Discretionary – 11.7%		67,545
Consumer Staples

Brewers – 1.6%
Anheuser-Busch InBev S.A. ADR	89	9,425

Drug Retail – 2.5%
CVS Caremark Corp.	146	14,067

Packaged Foods & Meats – 1.3%
Unilever plc (A)	189	7,681

Tobacco – 2.6%
Philip Morris International, Inc.	189	14,954

Total Consumer Staples – 8.0%		46,127
Energy

Integrated Oil & Gas – 0.5%
Occidental Petroleum Corp.	47	3,126

Oil & Gas Storage & Transportation – 3.3%
Energy Transfer Equity L.P.	640	13,326
MarkWest Energy Partners L.P.	125	5,372

		18,698

Total Energy – 3.8%		21,824
Financials

Diversified Banks – 1.9%
Wells Fargo & Co.	217	11,133

Industrial REITs – 1.6%
ProLogis	234	9,095

Other Diversified Financial Services – 7.3%
Citigroup, Inc.	428	21,240
JPMorgan Chase & Co.	341	20,817

		42,057

Regional Banks – 1.1%
PNC Financial Services Group, Inc. (The)	67	5,963

Specialized REITs – 2.3%
Crown Castle International Corp.	170	13,384

Total Financials – 14.2%		81,632
Health Care

Health Care Equipment – 3.3%
Medtronic plc	286	19,118

Pharmaceuticals – 15.6%
AbbVie, Inc.	163	8,879
Bristol-Myers Squibb Co.	283	16,765
Johnson & Johnson	124	11,585
Merck & Co., Inc.	166	8,194
Pfizer, Inc.	721	22,631
Teva Pharmaceutical Industries Ltd. ADR	379	21,376

		89,430

Total Health Care – 18.9%		108,548
Industrials

Aerospace & Defense – 5.9%
BAE Systems plc (A)	1,028	6,966
Boeing Co. (The)	104	13,599
Honeywell International, Inc.	139	13,138

		33,703

Commercial Printing – 1.8%
Corrections Corp. of America	355	10,500

Industrial Conglomerates – 2.2%
General Electric Co.	496	12,509

Industrial Machinery – 1.2%
Eaton Corp.	139	7,143

Railroads – 2.8%
Union Pacific Corp.	184	16,290

Research & Consulting Services – 1.1%
Nielsen Holdings plc	142	6,306

Total Industrials – 15.0%		86,451
Information Technology

Data Processing & Outsourced Services – 1.6%
Paychex, Inc.	196	9,312

Semiconductor Equipment – 2.8%
Applied Materials, Inc.	1,086	15,948

Semiconductors – 2.0%
Texas Instruments, Inc.	234	11,573

Systems Software – 3.6%
Microsoft Corp.	465	20,599

Technology Hardware, Storage & Peripherals – 1.5%
Seagate Technology	195	8,738

Total Information Technology – 11.5%		66,170
Materials

Diversified Chemicals – 3.0%
Dow Chemical Co. (The)	168	7,126
PPG Industries, Inc.	115	10,115

		17,241

Industrial Gases – 1.6%
Air Products and Chemicals, Inc.	74	9,479

Total Materials – 4.6%		26,720
Utilities

Electric Utilities – 1.8%
PPL Corp.	305	10,046

Total Utilities – 1.8%		10,046

TOTAL COMMON STOCKS – 89.5%		$515,063
(Cost: $439,413)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 9.2%
Baxter International, Inc.,
0.260%, 10–22–15	$7,000	6,999
Clorox Co. (The),
0.260%, 10–20–15	11,000	10,998
J.M. Smucker Co. (The),
0.280%, 10–1–15	7,632	7,632
John Deere Financial Ltd. (GTD by John Deere Capital Corp.),
0.175%, 10–8–15	10,000	10,000
Microsoft Corp.,
0.160%, 11–18–15	4,500	4,499
Northern Illinois Gas Co.,
0.310%, 10–6–15	7,000	7,000
United Technologies Corp.,
0.260%, 10–21–15	6,000	5,999

		53,127

Master Note – 0.7%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (C)	3,800	3,800

United States Government Agency Obligations – 0.5%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.150%, 10–7–15 (C)	3,102	3,102

TOTAL SHORT-TERM SECURITIES – 10.4%		$60,029
(Cost: $60,029)

TOTAL INVESTMENT SECURITIES – 99.9%		$575,092
(Cost: $499,442)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		705

NET ASSETS – 100.0%		$575,797

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	Rate shown is the yield to maturity at September 30, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2015 (contracts and exercise prices unrounded):

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$67,545	$—	$—
Consumer Staples	38,446	7,681	—
Energy	21,824	—	—
Financials	81,632	—	—
Health Care	108,548	—	—
Industrials	79,485	6,966	—
Information Technology	66,170	—	—
Materials	26,720	—	—
Utilities	10,046	—	—
Total Common Stocks	$500,416	$14,647	$—
Short-Term Securities	—	60,029	—
Total	$500,416	$74,676	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$499,442

Gross unrealized appreciation	93,027
Gross unrealized depreciation	(17,377)

Net unrealized appreciation	$75,650

SCHEDULE OF INVESTMENTS Energy Fund (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Integrated Oil & Gas – 4.5%
Chevron Corp.	25	$1,984
Exxon Mobil Corp.	43	3,208
Royal Dutch Shell plc, Class A (A)	82	1,947
Suncor Energy, Inc.	99	2,650

		9,789

Oil & Gas Drilling – 1.7%
Helmerich & Payne, Inc.	54	2,533
Patterson-UTI Energy, Inc.	78	1,020

		3,553

Oil & Gas Equipment & Services – 19.3%
Baker Hughes, Inc.	167	8,665
Cameron International Corp. (B)	64	3,915
Core Laboratories N.V.	31	3,074
Dril-Quip, Inc. (B)	35	2,014
FMC Technologies, Inc. (B)	62	1,910
Forum Energy Technologies, Inc. (B)	85	1,035
Halliburton Co.	226	7,985
Schlumberger Ltd.	125	8,611
Superior Energy Services, Inc.	80	1,005
Weatherford International Ltd. (B)	415	3,522

		41,736

Oil & Gas Exploration & Production – 36.7%
Anadarko Petroleum Corp.	83	5,021
Antero Resources Corp. (B)	77	1,619
Cabot Oil & Gas Corp.	127	2,775
Cimarex Energy Co.	82	8,419
Concho Resources, Inc. (B)	61	5,982
Continental Resources, Inc. (B)	145	4,204
Diamondback Energy, Inc. (B)	53	3,408
EOG Resources, Inc.	91	6,650
Gulfport Energy Corp. (B)	100	2,978
Laredo Petroleum Holdings, Inc. (B)	209	1,975
Memorial Resource Development Corp. (B)	169	2,968
Newfield Exploration Co. (B)	176	5,794
Noble Energy, Inc.	131	3,943
Oasis Petroleum LLC (B)	242	2,098
Parsley Energy, Inc., Class A (B)	324	4,880
Pioneer Natural Resources Co.	49	5,912
Rice Energy, Inc. (B)	225	3,629
RSP Permian, Inc. (B)	198	4,005
Southwestern Energy Co. (B)	99	1,254
Whiting Petroleum Corp. (B)	140	2,139

		79,653

Oil & Gas Refining & Marketing – 11.8%
HollyFrontier Corp.	63	3,053
Marathon Petroleum Corp.	102	4,721
Marathon Petroleum Corp. L.P.	77	2,940
Phillips 66	63	4,876
Tesoro Corp.	58	5,620
Valero Energy Corp.	73	4,414

		25,624

Oil & Gas Storage & Transportation – 12.2%
Columbia Pipeline Partners L.P.	136	1,717
Enbridge, Inc.	66	2,436
Energy Transfer Equity L.P.	183	3,798
MarkWest Energy Partners L.P.	67	2,855
Phillips 66 Partners L.P.	84	4,139
Plains GP Holdings L.P., Class A	73	1,278
Rice Midstream Partners L.P.	91	1,207
Shell Midstream Partners L.P.	38	1,109
Tallgrass Energy GP L.P., Class A	161	3,191
Valero Energy Partners L.P.	50	2,206
Williams Co., Inc. (The)	70	2,583

		26,519

Total Energy – 86.2%		186,874
Financials

Specialized Finance – 4.0%
CME Group, Inc.	94	8,681

Total Financials – 4.0%		8,681
Industrials

Electrical Components & Equipment – 1.1%
SolarCity Corp. (B)	59	2,518

Railroads – 1.4%
Canadian Pacific Railway Ltd.	21	3,029

Total Industrials – 2.5%		5,547

TOTAL COMMON STOCKS – 92.7%		$201,102
(Cost: $202,792)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 7.3%
Air Products and Chemicals, Inc.,
0.160%, 10–20–15	$5,000	4,999
EMC Corp.,
0.190%, 10–7–15	5,000	5,000
J.M. Smucker Co. (The),
0.280%, 10–1–15	5,809	5,809

		15,808

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (D)	42	42

TOTAL SHORT-TERM SECURITIES – 7.3%		$15,850
(Cost: $15,851)

TOTAL INVESTMENT SECURITIES – 100.0%		$216,952
(Cost: $218,643)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(63)

NET ASSETS – 100.0%		$216,889

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Rate shown is the yield to maturity at September 30, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$184,927	$1,947	$—
Financials	8,681	—	—
Industrials	5,547	—	—
Total Common Stocks	$199,155	$1,947	$—
Short-Term Securities	—	15,850	—
Total	$199,155	$17,797	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$218,643

Gross unrealized appreciation	23,491
Gross unrealized depreciation	(25,182)

Net unrealized depreciation	$(1,691)

SCHEDULE OF INVESTMENTS Global Growth Fund (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Belgium

Consumer Staples – 2.0%
InBev N.V.	112	$11,937

Total Belgium – 2.0%		$11,937
Canada

Industrials – 1.6%
Canadian Pacific Railway Ltd.	65	9,355

Total Canada – 1.6%		$9,355
China

Consumer Discretionary – 2.8%
JD.com, Inc. ADR (A)	444	11,560
Vipshop Holdings Ltd. (A)	328	5,504

		17,064

Industrials – 0.5%
CAR, Inc. (A)	2,228	3,225

Information Technology – 2.1%
Alibaba Group Holding Ltd. ADR (A)	84	4,929
Legend Holdings Corp. (A)(B)	577	2,003
Tencent Holdings Ltd.	322	5,429

		12,361

Total China – 5.4%		$32,650
Denmark

Financials – 1.2%
Danske Bank A.S.	233	7,049

Total Denmark – 1.2%		$7,049
France

Industrials – 3.6%
European Aeronautic Defence and Space Co.	124	7,316
Safran	191	14,344

		21,660

Total France – 3.6%		$21,660
Germany

Consumer Discretionary – 2.2%
Continental AG	62	13,232

Health Care – 3.4%
Bayer AG	43	5,577
Fresenius SE & Co. KGaA	219	14,726

		20,303

Total Germany – 5.6%		$33,535

India

Consumer Staples – 1.2%
ITC Ltd.	1,407	7,056

Total India – 1.2%		$7,056
Ireland

Health Care – 1.5%
Medtronic plc	137	9,169

Total Ireland – 1.5%		$9,169
Israel

Health Care – 2.6%
Teva Pharmaceutical Industries Ltd. ADR	270	15,260

Total Israel – 2.6%		$15,260
Italy

Financials – 1.7%
Banca Intesa S.p.A.	2,921	10,318

Total Italy – 1.7%		$10,318
Japan

Consumer Discretionary – 3.0%
Fuji Heavy Industries Ltd.	218	7,841
Honda Motor Co. Ltd.	343	10,225

		18,066

Industrials – 1.0%
Komatsu Ltd.	422	6,199

Total Japan – 4.0%		$24,265
Netherlands

Consumer Discretionary – 0.9%
Koninklijke Philips Electronics N.V., Ordinary Shares	239	5,622

Information Technology – 2.6%
ASML Holding N.V., NY Registry Shares	73	6,423
NXP Semiconductors N.V. (A)	105	9,155

		15,578

Total Netherlands – 3.5%		$21,200
Spain

Financials – 1.0%
CaixaBank S.A.	1,505	5,807

Information Technology – 0.3%
Amadeus IT Holding S.A.	41	1,743

Total Spain – 1.3%		$7,550
Switzerland

Health Care – 1.1%
Novartis AG, Registered Shares	74	6,832

Total Switzerland – 1.1%		$6,832
United Kingdom

Consumer Staples – 1.7%
SABMiller plc	177	10,028

Financials – 1.9%
Prudential plc	545	11,494

Health Care – 2.1%
Shire plc	186	12,739

Total United Kingdom – 5.7%		$34,261
United States

Consumer Discretionary – 12.1%
Amazon.com, Inc. (A)	46	23,422
Carnival Corp.	408	20,272
Hilton Worldwide Holdings, Inc.	426	9,763
Home Depot, Inc. (The)	89	10,258
Limited Brands, Inc.	96	8,645

		72,360

Consumer Staples – 1.9%
Coca-Cola Co. (The)	288	11,549

Energy – 4.1%
Exxon Mobil Corp.	122	9,077
Halliburton Co.	282	9,980
Schlumberger Ltd.	81	5,597

		24,654

Financials – 2.7%
JPMorgan Chase & Co.	83	5,035
Morgan Stanley	145	4,571
Signature Bank (A)	46	6,273

		15,879

Health Care – 10.6%
Acadia Healthcare Co., Inc. (A)	106	7,050
Allergan plc (A)	36	9,837
Biogen, Inc. (A)	47	13,705
Bristol-Myers Squibb Co.	100	5,944
Gilead Sciences, Inc.	116	11,383
HCA Holdings, Inc. (A)	204	15,769

		63,688

Industrials – 3.4%
J.B. Hunt Transport Services, Inc.	184	13,168
Kansas City Southern	79	7,158

		20,326

Information Technology – 14.4%
Cognizant Technology Solutions Corp., Class A (A)	269	16,821
Google, Inc., Class C (A)	35	20,999
MasterCard, Inc., Class A	197	17,755
Micron Technology, Inc. (A)	275	4,112
Visa, Inc., Class A	386	26,891

		86,578

Telecommunication Services – 4.4%
Level 3 Communications, Inc. (A)	375	16,382
SBA Communications Corp. (A)	98	10,257

		26,639

Total United States – 53.6%		$321,673

TOTAL COMMON STOCKS – 95.6%		$573,770
(Cost: $534,871)

SHORT-TERM SECURITIES	Principal
Commercial Paper (C) – 3.3%
E.I. du Pont de Nemours and Co.
0.160%, 10–14–15	$5,000	5,000
Essilor International S.A.
0.170%, 10–5–15	2,500	2,500
J.M. Smucker Co. (The)
0.280%, 10–1–15	2,439	2,439
Mondelez International, Inc.
0.260%, 10–21–15	5,000	4,999
Wisconsin Gas LLC
0.140%, 10–2–15	5,000	5,000

		19,938

United States Government Agency Obligations – 1.1%
Overseas Private Investment Corp. (GTD by U.S. Government)
0.150%, 10–7–15 (D)	6,531	6,531

TOTAL SHORT-TERM SECURITIES – 4.4%		$26,469
(Cost: $26,469)

TOTAL INVESTMENT SECURITIES – 100.0%		$600,239
(Cost: $561,340)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		205

NET ASSETS – 100.0%		$600,444

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015 the total value of these securities amounted to $2,003 or 0.3% of net assets.

(C)	Rate shown is the yield to maturity at September 30, 2015.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three–tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2015.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$89,424	$36,920	$—
Consumer Staples	11,549	29,021	—
Energy	24,654	—	—
Financials	15,879	34,668	—
Health Care	88,117	39,874	—
Industrials	29,681	31,084	—
Information Technology	107,085	9,175	—
Telecommunication Services	26,639	—	—
Total Common Stocks	$393,028	$180,742	$—
Short-Term Securities	—	26,469	—
Total	$393,028	$207,211	$—

During the period ended September 30, 2015, securities totaling $204,273 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$561,340

Gross unrealized appreciation	78,357
Gross unrealized depreciation	(39,458)

Net unrealized appreciation	$38,899

SCHEDULE OF INVESTMENTS New Concepts Fund (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 2.7%
DSW, Inc., Class A	780	$19,753
Urban Outfitters, Inc. (A)	849	24,942

		44,695

Apparel, Accessories & Luxury Goods – 4.5%
Burberry Group plc (B)	930	19,288
Kate Spade & Co. (A)	748	14,298
Polo Ralph Lauren Corp. (C)	229	27,034
Under Armour, Inc., Class A (A)	156	15,116

		75,736

Auto Parts & Equipment – 1.5%
BorgWarner, Inc.	604	25,115

Homebuilding – 1.7%
D.R. Horton, Inc.	492	14,451
Pulte Homes, Inc.	750	14,161

		28,612

Homefurnishing Retail – 2.3%
Bed Bath & Beyond, Inc. (A)	460	26,236
Williams-Sonoma, Inc.	155	11,845

		38,081

Internet Retail – 1.0%
TripAdvisor, Inc. (A)	257	16,215

Leisure Products – 3.3%
Mattel, Inc.	1,105	23,267
Polaris Industries, Inc.	274	32,794

		56,061

Restaurants – 2.0%
Dunkin’ Brands Group, Inc. (C)	703	34,431

Specialty Stores – 2.1%
Tiffany & Co.	293	22,610
Tractor Supply Co.	151	12,730

		35,340

Total Consumer Discretionary – 21.1%		354,286
Consumer Staples

Distillers & Vintners – 0.9%
Brown-Forman Corp., Class B	156	15,122

Food Retail – 1.3%
Whole Foods Market, Inc.	703	22,243

Packaged Foods & Meats – 4.4%
Blue Buffalo Pet Products, Inc. (A)	601	10,767
Hain Celestial Group, Inc. (The) (A)	584	30,116
Mead Johnson Nutrition Co. (C)	462	32,541

		73,424

Total Consumer Staples – 6.6%		110,789
Energy

Oil & Gas Exploration & Production – 4.1%
Cabot Oil & Gas Corp.	711	15,540
Cimarex Energy Co.	145	14,825
Continental Resources, Inc. (A)	681	19,715
Noble Energy, Inc.	457	13,799
Oasis Petroleum LLC (A)	600	5,208

		69,087

Total Energy – 4.1%		69,087
Financials

Asset Management & Custody Banks – 3.8%
Northern Trust Corp.	717	48,861
Oaktree Capital Group LLC	313	15,505

		64,366

Regional Banks – 5.4%
First Republic Bank	599	37,609
Signature Bank (A)	298	40,983
UMB Financial Corp.	250	12,703

		91,295

Specialized Finance – 2.5%
CME Group, Inc.	450	41,712

Total Financials – 11.7%		197,373
Health Care

Biotechnology – 6.0%
ACADIA Pharmaceuticals, Inc. (A)	385	12,721
Alkermes plc (A)	549	32,182
BioMarin Pharmaceutical, Inc. (A)	240	25,280
Incyte Corp. (A)	141	15,554
Medivation, Inc. (A)	372	15,818

		101,555

Health Care Distributors – 1.6%
Henry Schein, Inc. (A)	203	26,889

Health Care Equipment – 2.8%
Intuitive Surgical, Inc. (A)	101	46,532

Health Care Facilities – 0.9%
Acadia Healthcare Co., Inc. (A)	245	16,207

Health Care Services – 1.9%
Diplomat Pharmacy, Inc. (A)	257	7,397
Laboratory Corp. of America Holdings (A)	223	24,171

		31,568

Health Care Supplies – 1.5%
Align Technology, Inc. (A)	440	25,001

Health Care Technology – 1.2%
Cerner Corp. (A)(C)	344	20,647

Pharmaceuticals – 2.4%
Zoetis, Inc.	972	40,018

Total Health Care – 18.3%		308,417
Industrials

Air Freight & Logistics – 2.0%
Expeditors International of Washington, Inc.	711	33,448

Building Products – 2.5%
Fortune Brands Home & Security, Inc. (C)	885	42,008

Electrical Components & Equipment – 0.5%
Generac Holdings, Inc. (A)	285	8,568

Environmental & Facilities Services – 1.3%
Stericycle, Inc. (A)	153	21,299

Industrial Machinery – 1.5%
Flowserve Corp.	406	16,717
Woodward, Inc.	199	8,106

		24,823

Research & Consulting Services – 6.1%
CoStar Group, Inc. (A)(D)	201	34,857
Towers Watson & Co., Class A	294	34,530
Verisk Analytics, Inc., Class A (A)	455	33,596

		102,983

Trading Companies & Distributors – 2.1%
Fastenal Co.	962	35,209

Trucking – 1.0%
J.B. Hunt Transport Services, Inc.	233	16,632

Total Industrials – 17.0%		284,970
Information Technology

Application Software – 1.6%
ANSYS, Inc. (A)	296	26,109

Communications Equipment – 1.2%
F5 Networks, Inc. (A)	180	20,900

Data Processing & Outsourced Services – 1.8%
Alliance Data Systems Corp. (A)	119	30,759

Home Entertainment Software – 2.7%
Electronic Arts, Inc. (A)(C)	674	45,653

Internet Software & Services – 3.8%
GrubHub, Inc. (A)	680	16,549
Pandora Media, Inc. (A)	2,210	47,161

		63,710

IT Consulting & Other Services – 1.2%
Teradata Corp. (A)	710	20,568

Semiconductors – 2.5%
Microchip Technology, Inc.	954	41,090

Systems Software – 1.5%
ServiceNow, Inc. (A)	372	25,841

Technology Hardware, Storage & Peripherals – 1.3%
SanDisk Corp.	405	21,984

Total Information Technology – 17.6%		296,614
Materials

Fertilizers & Agricultural Chemicals – 1.2%
Scotts Miracle-Gro Co. (The)	327	19,894

Specialty Chemicals – 1.5%
Valspar Corp. (The)	360	25,908

Total Materials – 2.7%		45,802

TOTAL COMMON STOCKS – 99.1%		$1,667,338
(Cost: $1,517,188)

SHORT-TERM SECURITIES	Principal
Commercial Paper (E) – 0.7%
John Deere Financial Ltd. (GTD by John Deere Capital Corp.),
0.150%, 10–29–15	$7,000	6,999

McDonalds Corp.,
0.340%, 10–1–15	5,000	5,000

		11,999

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (F)	2,760	2,760

TOTAL SHORT-TERM SECURITIES – 0.9%		$14,759
(Cost: $14,759)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,682,097
(Cost: $1,531,947)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(531)

NET ASSETS – 100.0%		$1,681,566

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	All or a portion of securities with an aggregate value of $4,979 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	All or a portion of securities with an aggregate value of $1,384 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(E)	Rate shown is the yield to maturity at September 30, 2015.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Pacira Pharmaceuticals, Inc.	Goldman Sachs International	Put	1,093	November 2015	$85.00	$3,071	$(4,902)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three–level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$334,998	$19,288	$—
Consumer Staples	110,789	—	—
Energy	69,087	—	—
Financials	197,373	—	—
Health Care	308,417	—	—
Industrials	284,970	—	—
Information Technology	296,614	—	—
Materials	45,802	—	—
Total Common Stocks	$1,648,050	$19,288	$—
Short-Term Securities	—	14,759	—
Total	$1,648,050	$34,047	$—
Liabilities
Written Options	$—	$4,902	$—

During the period ended September 30, 2015, securities totaling $22,968 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,531,947

Gross unrealized appreciation	341,539
Gross unrealized depreciation	(191,389)

Net unrealized appreciation	$150,150

SCHEDULE OF INVESTMENTS Science and Technology Fund (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automobile Manufacturers – 2.1%
Tesla Motors, Inc. (A)	275	$68,186

Consumer Electronics – 3.0%
Garmin Ltd.	878	31,506
Harman International Industries, Inc.	705	67,673

		99,179

Total Consumer Discretionary – 5.1%		167,365
Consumer Staples

Agricultural Products – 0.2%
Arcadia Biosciences, Inc. (A)	1,895	5,779

Total Consumer Staples – 0.2%		5,779
Financials

Specialized REITs – 1.4%
QTS Realty Trust, Inc., Class A	1,042	45,516

Total Financials – 1.4%		45,516
Health Care

Biotechnology – 8.3%
Evogene Ltd. (A)	1,155	9,529
FibroGen, Inc. (A)	705	15,448
Isis Pharmaceuticals, Inc. (A)	2,024	81,818
PTC Therapeutics, Inc. (A)	600	16,020
Seres Therapeutics, Inc. (A)	167	4,963
Spark Therapeutics, Inc. (A)	75	3,115
Vertex Pharmaceuticals, Inc. (A)	1,354	141,047

		271,940

Health Care Equipment – 1.8%
Avinger, Inc. (A)(B)	853	12,546
Cardiovascular Systems, Inc. (A)	550	8,710
Intuitive Surgical, Inc. (A)	80	36,721

		57,977

Health Care Facilities – 2.2%
Tenet Healthcare Corp. (A)	1,938	71,559

Health Care Technology – 3.4%
Cerner Corp. (A)(C)	1,883	112,917

Life Sciences Tools & Services – 1.7%
PRA Health Sciences, Inc. (A)	1,460	56,697

Pharmaceuticals – 2.5%
Teva Pharmaceutical Industries Ltd. ADR	1,472	83,115

Total Health Care – 19.9%		654,205

Industrials

Building Products – 1.0%
Advanced Drainage Systems, Inc.	1,119	32,382

Construction & Engineering – 0.7%
Abengoa S.A., Class B (D)	8,713	8,118
Abengoa S.A., Class B ADR	3,561	16,596

		24,714

Industrial Machinery – 1.8%
Pentair, Inc.	1,165	59,456

Total Industrials – 3.5%		116,552
Information Technology

Application Software – 11.4%
ACI Worldwide, Inc. (A)	5,362	113,248
Aspen Technology, Inc. (A)(B)	4,242	160,829
Globant S.A. (A)	836	25,583
Mobileye N.V. (A)	626	28,470
Silver Spring Networks, Inc. (A)(B)	3,624	46,671

		374,801

Communications Equipment – 0.9%
Ruckus Wireless, Inc. (A)	2,547	30,259

Data Processing & Outsourced Services – 15.8%
Alliance Data Systems Corp. (A)	700	181,325
Euronet Worldwide, Inc. (A)(E)	2,409	178,494
EVERTEC, Inc.	1,508	27,240
QIWI plc ADR	1,442	23,242
WNS (Holdings) Ltd. ADR (A)(B)	3,921	109,599

		519,900

Electronic Components – 1.6%
Universal Display Corp. (A)	1,496	50,703

Electronic Equipment & Instruments – 0.9%
FLIR Systems, Inc.	1,071	29,966

Internet Software & Services – 8.8%
21Vianet Group, Inc. ADR (A)	1,239	22,642
Alibaba Group Holding Ltd. ADR (A)	453	26,690
Facebook, Inc., Class A (A)	953	85,675
Google, Inc., Class A (A)	86	54,708
Google, Inc., Class C (A)	112	67,850
Twitter, Inc. (A)	1,093	29,445

		287,010

IT Consulting & Other Services – 3.2%
Acxiom Corp. (A)(B)	4,383	86,618
Virtusa Corp. (A)	357	18,338

		104,956

Semiconductor Equipment – 1.3%
Nanometrics, Inc. (A)	977	11,862
Photronics, Inc. (A)(B)	3,419	30,977

		42,839

Semiconductors – 16.4%
Cypress Semiconductor Corp.	4,733	40,327
Dialog Semiconductor plc (A)(D)	884	35,465
Marvell Technology Group Ltd.	3,125	28,277
Micron Technology, Inc. (A)	9,969	149,337
Microsemi Corp. (A)	2,816	92,414
NXP Semiconductors N.V. (A)	1,146	99,756
Rambus, Inc. (A)	4,298	50,715
Semtech Corp. (A)	2,315	34,955
Silicon Laboratories, Inc. (A)	165	6,842

		538,088

Systems Software – 2.8%
Microsoft Corp.	2,093	92,641

Total Information Technology – 63.1%		2,071,163
Materials

Commodity Chemicals – 0.4%
BioAmber, Inc. (A)(B)	2,409	12,890

Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc. (A)(B)	1,828	3,856

Total Materials – 0.5%		16,746
Telecommunication Services

Alternative Carriers – 1.6%
Zayo Group Holdings, Inc. (A)	2,039	51,701

Integrated Telecommunication Services – 0.5%
China Unicom Ltd. (D)	13,240	16,844

Total Telecommunication Services – 2.1%		68,545
Utilities

Renewable Electricity – 0.8%
Abengoa Yield plc	1,610	26,650

Total Utilities – 0.8%		26,650

TOTAL COMMON STOCKS – 96.6%		$3,172,521
(Cost: $2,167,879)

WARRANTS
Commodity Chemicals – 0.1%
BioAmber, Inc., expires 5–9–17 (B)(F)	1,423	2,532

Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 8–20–20 (B)(F)(G)	1,380	131

TOTAL WARRANTS – 0.1%		$2,663
(Cost: $167)
CORPORATE DEBT SECURITIES	Principal
Materials

Fertilizers & Agricultural Chemicals – 0.4%
Marrone Bio Innovations, Inc.,
8.000%, 8–20–20 (B)(G)	$13,800	13,800

Total Materials – 0.4%		13,800

TOTAL CORPORATE DEBT SECURITIES – 0.4%		$13,800
(Cost: $13,800)

SHORT-TERM SECURITIES
Commercial Paper (H) – 2.7%
Air Products and Chemicals, Inc.,
0.160%, 10–20–15	5,000	4,999
Becton Dickinson & Co.,
0.300%, 11–10–15	9,893	9,890
E.I. du Pont de Nemours and Co.,
0.120%, 10–15–15	5,000	5,000
EMC Corp.,
0.190%, 10–7–15	5,000	5,000
J.M. Smucker Co. (The),
0.280%, 10–1–15	2,897	2,897
John Deere Financial Ltd. (GTD by John Deere Capital Corp.),
0.175%, 10–8–15	10,000	10,000
McDonalds Corp.,
0.340%, 10–1–15	8,000	8,000
Microsoft Corp.,
0.080%, 11–4–15	2,000	2,000
Northern Illinois Gas Co.,
0.220%, 10–8–15	3,000	3,000
PACCAR Financial Corp. (GTD by PACCAR, Inc.):
0.150%, 10–6–15	9,000	9,000
0.170%, 10–27–15	4,000	3,999
Pfizer, Inc.,
0.100%, 11–17–15	10,000	9,999
United Technologies Corp.,
0.260%, 10–23–15	8,500	8,498
Virginia Electric and Power Co.,
0.220%, 10–14–15	5,000	4,999

		87,281

Master Note – 0.0%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (I)	1,387	1,387

Municipal Obligations – 0.3%
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-2 (GTD by Bank of America N.A.),
0.020%, 10–7–15 (I)	10,000	10,000

TOTAL SHORT-TERM SECURITIES – 3.0%		$98,668
(Cost: $98,665)

TOTAL INVESTMENT SECURITIES – 100.1%		$3,287,652
(Cost: $2,280,511)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(4,360)

NET ASSETS – 100.0%		$3,283,292

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(C)	All or a portion of securities with an aggregate value of $3,649 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Listed on an exchange outside the United States.

(E)	All or a portion of securities with an aggregate value of $2,964 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(F)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non–income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)	Restricted securities. At September 30, 2015, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 08-20-20	8-20-15	$13,800	$13,800	$13,800

		Shares
Marrone Bio Innovations, Inc., expires 8-20-20	8-20-15	1,380	$—	$131
			$13,800	$13,931

The total value of these securities represented 0.4% of net assets at September 30, 2015.

(H)	Rate shown is the yield to maturity at September 30, 2015.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Apple, Inc.	Citibank N.A.	Put	3,229	October 2015	$110.00	$1,152	$(895)
	Citibank N.A.	Put	3,229	October 2015	115.00	1,824	(1,816)
						$2,976	$(2,711)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$167,365	$—	$—
Consumer Staples	5,779	—	—
Financials	45,516	—	—
Health Care	654,205	—	—
Industrials	108,434	8,118	—
Information Technology	2,035,698	35,465	—
Materials	16,746	—	—
Telecommunication Services	51,701	16,844	—
Utilities	26,650	—	—
Total Common Stocks	$3,112,094	$60,427	$—
Warrants	2,532	131	—
Corporate Debt Securities	—	—	13,800
Short-Term Securities	—	98,668	—
Total	$3,114,626	$159,226	$13,800
Liabilities
Written Options	$—	$2,711	$—

During the period ended September 30, 2015, securities totaling $75,180 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on September 30, 2015. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,280,511

Gross unrealized appreciation	1,299,548
Gross unrealized depreciation	(292,407)

Net unrealized appreciation	$1,007,141

SCHEDULE OF INVESTMENTS Small Cap Fund (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 0.5%
Zumiez, Inc. (A)	254	$3,967

Apparel, Accessories & Luxury Goods – 3.8%
Carter’s, Inc.	127	11,502
Kate Spade & Co. (A)	398	7,598
Oxford Industries, Inc.	156	11,555

		30,655

Automotive Retail – 2.8%
CST Brands, Inc.	181	6,099
Monro Muffler Brake, Inc.	248	16,732

		22,831

Broadcasting – 0.3%
Townsquare Media, Inc. (A)	221	2,161

Distributors – 1.8%
Pool Corp.	198	14,301

General Merchandise Stores – 2.3%
Burlington Stores, Inc. (A)	303	15,460
Ollie’s Bargain Outlet Holdings, Inc. (A)	177	2,854

		18,314

Hotels, Resorts & Cruise Lines – 1.0%
La Quinta Holdings, Inc. (A)	496	7,824

Internet Retail – 0.8%
Travelport Worldwide Ltd.	467	6,175

Leisure Facilities – 3.4%
Vail Resorts, Inc.	259	27,144

Restaurants – 5.3%
Dave & Buster’s Entertainment, Inc. (A)	371	14,030
Fiesta Restaurant Group, Inc. (A)	323	14,659
Sonic Corp. (B)	596	13,681

		42,370

Total Consumer Discretionary – 22.0%		175,742
Consumer Staples

Packaged Foods & Meats – 1.9%
Amplify Snack Brands, Inc. (A)	100	1,071
Lance, Inc. (B)	420	14,181

		15,252

Total Consumer Staples – 1.9%		15,252
Energy

Oil & Gas Exploration & Production – 2.8%
Bonanza Creek Energy, Inc. (A)	307	1,248
Diamondback Energy, Inc. (A)	122	7,862
Matador Resources Co. (A)	158	3,273
RSP Permian, Inc. (A)	280	5,670
Viper Energy Partners L.P.	294	4,201

		22,254

Total Energy – 2.8%		22,254

Financials

Asset Management & Custody Banks – 2.6%
Financial Engines, Inc.	96	2,841
Janus Capital Group, Inc.	408	5,543
WisdomTree Investment, Inc.	771	12,443

		20,827

Consumer Finance – 0.6%
Portfolio Recovery Associates, Inc. (A)	94	4,949

Real Estate Services – 1.3%
RE/MAX Holdings, Inc., Class A	286	10,276

Regional Banks – 9.6%
Bank of the Ozarks, Inc.	453	19,828
Cathay General Bancorp	428	12,823
Home BancShares, Inc.	258	10,461
IBERIABANK Corp.	57	3,318
PrivateBancorp, Inc.	245	9,391
SVB Financial Group (A)	179	20,693

		76,514

Total Financials – 14.1%		112,566
Health Care

Biotechnology – 1.7%
Cepheid (A)	306	13,809

Health Care Equipment – 2.5%
DexCom, Inc. (A)	233	20,043

Health Care Facilities – 3.3%
Acadia Healthcare Co., Inc. (A)	101	6,700
AmSurg Corp. (A)	162	12,573
Surgical Care Affiliates, Inc. (A)	217	7,097

		26,370

Health Care Services – 4.1%
AMN Healthcare Services, Inc. (A)	624	18,711
Ensign Group, Inc. (The)	123	5,239
ExamWorks Group, Inc. (A)	300	8,780

		32,730

Health Care Supplies – 1.4%
Endologix, Inc. (A)	40	490
LDR Holding Corp. (A)	314	10,829

		11,319

Health Care Technology – 1.0%
Medidata Solutions, Inc. (A)	182	7,672

Life Sciences Tools & Services – 0.3%
Cambrex Corp. (A)	68	2,694

Pharmaceuticals – 1.2%
Akorn, Inc. (A)	187	5,333
Aratana Therapeutics, Inc. (A)	48	410
Intersect ENT, Inc. (A)	171	3,990

		9,733

Total Health Care – 15.5%		124,370

Industrials

Air Freight & Logistics – 0.9%
Hub Group, Inc. (A)	190	6,925

Building Products – 0.9%
Apogee Enterprises, Inc.	152	6,787

Construction Machinery & Heavy Trucks – 0.2%
Wabash National Corp. (A)	146	1,544

Human Resource & Employment Services – 0.6%
Kforce, Inc.	193	5,077

Office Services & Supplies – 1.8%
HNI Corp.	340	14,599

Trading Companies & Distributors – 4.0%
Rush Enterprises, Inc. (A)	478	11,563
Watsco, Inc. (B)	171	20,236

		31,799

Trucking – 2.0%
Covenant Transportation Group, Inc., Class A (A)	224	4,018
Knight Transportation, Inc.	353	8,460
Saia, Inc. (A)	118	3,662

		16,140

Total Industrials – 10.4%		82,871
Information Technology

Application Software – 12.1%
Descartes Systems Group, Inc. (The) (A)(C)	398	7,059
HubSpot, Inc. (A)	66	3,065
Manhattan Associates, Inc. (A)	271	16,877
Paycom Software, Inc. (A)	276	9,922
SS&C Technologies Holdings, Inc.	218	15,297
Tyler Technologies, Inc. (A)	102	15,185
Ultimate Software Group, Inc. (The) (A)(B)	165	29,480

		96,885

Data Processing & Outsourced Services – 2.7%
Jack Henry & Associates, Inc. (B)	307	21,391

Electronic Manufacturing Services – 0.7%
Mercury Computer Systems, Inc. (A)	379	6,032

Internet Software & Services – 2.4%
Demandware, Inc. (A)	128	6,594
GrubHub, Inc. (A)	210	5,111
Textura Corp. (A)	283	7,314

		19,019

IT Consulting & Other Services – 2.6%
Booz Allen Hamilton Holding Corp.	308	8,081
CACI International, Inc., Class A (A)	84	6,183
Science Applications International Corp.	162	6,518

		20,782

Semiconductors – 2.0%
Microsemi Corp. (A)	259	8,494
Power Integrations, Inc. (B)	171	7,190

		15,684

Systems Software – 0.7%
Proofpoint, Inc. (A)	88	5,332

Total Information Technology – 23.2%		185,125

TOTAL COMMON STOCKS – 89.9%		$718,180
(Cost: $550,903)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 10.8%
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
0.140%, 10–1–15	$4,000	4,000
Danaher Corp.,
0.130%, 10–2–15	10,000	10,000
E.I. du Pont de Nemours and Co.,
0.160%, 10–14–15	5,000	5,000
Ecolab, Inc.,
0.320%, 10–2–15	10,000	10,000
EMC Corp.,
0.190%, 10–7–15	12,167	12,167
General Mills, Inc.,
0.300%, 10–2–15	10,000	10,000
Mondelez International, Inc.,
0.260%, 10–20–15	10,000	9,998
Northern Illinois Gas Co.,
0.310%, 10–6–15	5,000	5,000
St. Jude Medical, Inc.,
0.290%, 10–1–15	6,387	6,387
United Technologies Corp.,
0.260%, 10–21–15	5,000	4,999
Virginia Electric and Power Co.,
0.430%, 10–1–15	5,000	5,000
Wisconsin Electric Power Co.,
0.290%, 10–6–15	3,750	3,750

		86,301

Master Note – 0.4%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (E)	2,899	2,899

TOTAL SHORT-TERM SECURITIES – 11.2%		$89,200
(Cost: $89,200)

TOTAL INVESTMENT SECURITIES – 101.1%		$807,380
(Cost: $640,103)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1)%		(8,613)

NET ASSETS – 100.0%		$798,767

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $5,990 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	Listed on an exchange outside the United States.

(D)	Rate shown is the yield to maturity at September 30, 2015.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

The following total return swap agreements were outstanding at September 30, 2015:

Counterparty	Number of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee(1)(2)	Unrealized Depreciation
JPMorgan Chase Bank N.A.	105,253	Biotech Custom Index	09/05/2016	$13,888	1M LIBOR less 50 bps	$(2,919)

(1)	The Fund pays the financing fee multiplied by the notional amount each month.

(2)	At the termination date, a net cash flow is exchanged where the market-linked total return is equivalent to the return of the underlying security less a financing rate, if any. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a negative total return.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$718,180	$—	$—
Short-Term Securities	—	89,200	—
Total	$718,180	$89,200	$—
Liabilities
Total Return Swaps	$—	$2,919	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$640,103

Gross unrealized appreciation	200,130
Gross unrealized depreciation	(32,853)

Net unrealized appreciation	$167,277

SCHEDULE OF INVESTMENTS Tax-Managed Equity Fund (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 3.4%
Limited Brands, Inc.	134	$12,105

Cable & Satellite – 3.9%
Comcast Corp., Class A	113	6,450
Time Warner Cable, Inc.	41	7,372

		13,822

Casinos & Gaming – 0.5%
Las Vegas Sands, Inc.	45	1,716

Footwear – 2.2%
NIKE, Inc., Class B	64	7,907

Hotels, Resorts & Cruise Lines – 1.2%
Hilton Worldwide Holdings, Inc.	185	4,246

Internet Retail – 7.6%
Amazon.com, Inc. (A)	32	16,473
JD.com, Inc. ADR (A)	113	2,951
priceline.com, Inc. (A)	6	7,916

		27,340

Leisure Products – 2.3%
Polaris Industries, Inc.	70	8,355

Total Consumer Discretionary – 21.1%		75,491
Consumer Staples

Brewers – 1.0%
Anheuser–Busch InBev S.A. ADR	35	3,732

Food Retail – 1.4%
Casey’s General Stores, Inc.	47	4,864

Hypermarkets & Super Centers – 1.2%
Costco Wholesale Corp.	29	4,142

Packaged Foods & Meats – 2.0%
Blue Buffalo Pet Products, Inc. (A)	171	3,063
Mead Johnson Nutrition Co.	60	4,252

		7,315

Personal Products – 1.2%
Estee Lauder Co., Inc. (The), Class A	53	4,252

Tobacco – 0.8%
Philip Morris International, Inc.	34	2,713

Total Consumer Staples – 7.6%		27,018

Energy

Oil & Gas Equipment & Services – 1.3%
Halliburton Co.	73	2,584
Schlumberger Ltd.	33	2,249

		4,833

Total Energy – 1.3%		4,833
Health Care

Biotechnology – 9.1%
ACADIA Pharmaceuticals, Inc. (A)	99	3,271
Alexion Pharmaceuticals, Inc. (A)	44	6,881
Biogen, Inc. (A)	18	5,311
Gilead Sciences, Inc.	68	6,667
Incyte Corp. (A)	46	5,097
PTC Therapeutics, Inc. (A)	57	1,514
Vertex Pharmaceuticals, Inc. (A)	36	3,728

		32,469

Health Care Facilities – 1.3%
HCA Holdings, Inc. (A)	59	4,549

Pharmaceuticals – 12.0%
Allergan plc (A)	53	14,499
Aratana Therapeutics, Inc. (A)	217	1,839
Bristol-Myers Squibb Co.	122	7,211
Shire Pharmaceuticals Group plc ADR	54	11,041
Teva Pharmaceutical Industries Ltd. ADR	148	8,367

		42,957

Total Health Care – 22.4%		79,975
Industrials

Aerospace & Defense – 2.0%
Boeing Co. (The)	53	6,979

Railroads – 3.3%
Kansas City Southern	62	5,662
Union Pacific Corp.	71	6,233

		11,895

Research & Consulting Services – 3.1%
Verisk Analytics, Inc., Class A (A)	151	11,175

Trucking – 2.3%
J.B. Hunt Transport Services, Inc.	115	8,197

Total Industrials – 10.7%		38,246
Information Technology

Application Software – 6.2%
Adobe Systems, Inc. (A)	123	10,121
salesforce.com, Inc. (A)	175	12,171

		22,292

Communications Equipment – 0.5%
F5 Networks, Inc. (A)	14	1,656

Data Processing & Outsourced Services – 9.5%
Alliance Data Systems Corp. (A)	28	7,303
FleetCor Technologies, Inc. (A)	43	5,918
MasterCard, Inc., Class A	109	9,841
Visa, Inc., Class A	155	10,784

		33,846

Internet Software & Services – 6.7%
Facebook, Inc., Class A (A)	115	10,374
Google, Inc., Class A (A)	13	8,363
Google, Inc., Class C (A)	9	5,188

		23,925

Semiconductor Equipment – 0.8%
Applied Materials, Inc.	189	2,775

Technology Hardware, Storage & Peripherals – 3.7%
Apple, Inc.	122	13,418

Total Information Technology – 27.4%		97,912
Telecommunication Services

Wireless Telecommunication Service – 2.0%
SBA Communications Corp. (A)	70	7,332

Total Telecommunication Services – 2.0%		7,332

TOTAL COMMON STOCKS – 92.5%		$330,807
(Cost: $247,802)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 6.2%
Baxter International, Inc.:
0.260%, 10–21–15	$5,000	4,999
0.260%, 10–22–15	5,000	4,999
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
0.140%, 10–1–15	5,000	5,000
L Air Liquide S.A.,
0.180%, 10–2–15	2,000	2,000
Sysco Corp.,
0.230%, 10–1–15	5,000	5,000

		21,998

Master Note – 0.6%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (C)	2,166	2,166

Municipal Obligations – 0.8%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank),
0.120%, 10–7–15 (C)	3,000	3,000

TOTAL SHORT-TERM SECURITIES – 7.6%		$27,164
(Cost: $27,164)

TOTAL INVESTMENT SECURITIES – 100.1%		$357,971
(Cost: $274,966)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(414)

NET ASSETS – 100.0%		$357,557

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2015:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$330,807	$—	$—
Short-Term Securities	—	27,164	—
Total	$330,807	$27,164	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$274,966

Gross unrealized appreciation	91,449
Gross unrealized depreciation	(8,444)

Net unrealized appreciation	$83,005

SCHEDULE OF INVESTMENTS Value Fund (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Auto Parts & Equipment – 2.8%
Magna International, Inc.	477	$22,882

Cable & Satellite – 5.6%
Comcast Corp., Class A	392	22,302
Time Warner Cable, Inc. (A)(B)	131	23,426

		45,728

Casinos & Gaming – 2.3%
Las Vegas Sands, Inc. (B)	495	18,803

Department Stores – 2.1%
Macy’s, Inc.	331	17,002

Homebuilding – 1.7%
Pulte Homes, Inc.	729	13,762

Hotels, Resorts & Cruise Lines – 2.3%
Wyndham Worldwide Corp.	265	19,053

Total Consumer Discretionary – 16.8%		137,230
Consumer Staples

Agricultural Products – 2.7%
Ingredion, Inc.	248	21,667

Brewers – 2.4%
Molson Coors Brewing Co., Class B (A)	238	19,775

Drug Retail – 1.5%
CVS Caremark Corp.	131	12,591

Soft Drinks – 1.7%
Coca-Cola Enterprises, Inc.	289	13,976

Tobacco – 3.0%
Philip Morris International, Inc. (A)	308	24,394

Total Consumer Staples – 11.3%		92,403
Energy

Oil & Gas Refining & Marketing – 3.9%
Marathon Petroleum Corp. (A)	471	21,817
NuStar Energy L.P.	226	10,107

		31,924

Oil & Gas Storage & Transportation – 1.5%
VTTI Energy Partners L.P.	621	12,149

Total Energy – 5.4%		44,073

Financials

Asset Management & Custody Banks – 2.0%
State Street Corp.	243	16,319

Consumer Finance – 4.4%
Capital One Financial Corp. (B)	499	36,158

Life & Health Insurance – 2.2%
MetLife, Inc.	375	17,676

Multi–Line Insurance – 6.1%
American International Group, Inc. (B)	872	49,547

Other Diversified Financial Services – 8.6%
Citigroup, Inc. (A)(B)	793	39,326
JPMorgan Chase & Co. (B)	504	30,747

		70,073

Property & Casualty Insurance – 2.8%
Allstate Corp. (The)	393	22,871

Regional Banks – 0.9%
First Republic Bank	121	7,583

Reinsurance – 2.7%
Reinsurance Group of America, Inc.	241	21,849

Total Financials – 29.7%		242,076
Health Care

Biotechnology – 2.4%
Amgen, Inc.	142	19,655

Health Care Facilities – 2.6%
HCA Holdings, Inc. (B)(C)	278	21,498

Managed Health Care – 3.8%
Anthem, Inc.	68	9,562
Cigna Corp.	33	4,483
Humana, Inc.	96	17,148

		31,193

Pharmaceuticals – 2.3%
Teva Pharmaceutical Industries Ltd. ADR	330	18,638

Total Health Care – 11.1%		90,984
Information Technology

Semiconductor Equipment – 2.2%
Lam Research Corp.	271	17,679

Semiconductors – 2.2%
Micron Technology, Inc. (C)	1,193	17,868

Systems Software – 4.2%
Microsoft Corp. (B)	776	34,359

Technology Hardware, Storage & Peripherals – 5.7%
SanDisk Corp. (A)	377	20,488
Western Digital Corp.	334	26,501

		46,989

Total Information Technology – 14.3%		116,895
Materials

Diversified Chemicals – 2.4%
Dow Chemical Co. (The)	463	19,618

Total Materials – 2.4%		19,618
Utilities

Electric Utilities – 3.2%
Exelon Corp. (B)	874	25,946

Total Utilities – 3.2%		25,946

TOTAL COMMON STOCKS – 94.2%		$769,225
(Cost: $718,246)

SHORT-TERM SECURITIES	Principal
Commercial Paper (D) – 4.6%
Baxter International, Inc.,
0.260%, 10–22–15	$5,000	4,999
Danaher Corp.,
0.130%, 10–2–15	5,000	5,000
DTE Gas Co.,
0.280%, 10–5–15	5,000	5,000
J.M. Smucker Co. (The),
0.280%, 10–1–15	4,070	4,070
L Air Liquide S.A.,
0.180%, 10–2–15	12,000	12,000
Mattel, Inc.,
0.260%, 10–22–15	2,000	1,999
Wisconsin Gas LLC,
0.140%, 10–2–15	5,000	5,000

		38,068

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (E)	2,050	2,050

United States Government Agency Obligations – 0.3%
Overseas Private Investment Corp. (GTD by U.S. Government),
0.150%, 10–7–15 (E)	2,434	2,434

TOTAL SHORT-TERM SECURITIES – 5.2%		$42,552
(Cost: $42,552)

TOTAL INVESTMENT SECURITIES – 99.4%		$811,777
(Cost: $760,798)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		4,739

NET ASSETS – 100.0%		$816,516

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $25,426 are held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(B)	All or a portion of securities with an aggregate value of $392 are held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(C)	No dividends were paid during the preceding 12 months.

(D)	Rate shown is the yield to maturity at September 30, 2015.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

The following written options were outstanding at September 30, 2015 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Energizer Holdings, Inc.	Deutsche Bank AG	Put	1,045	November 2015	$30.00	$206	$(24)
First Republic Bank	N/A	Put	305	November 2015	55.00	37	(19)
JPMorgan Chase & Co.	N/A	Put	409	December 2015	55.00	40	(52)
Molson Coors Brewing Co., Class B	N/A	Call	486	November 2015	90.00	119	(112)
Philip Morris International, Inc.	N/A	Call	526	October 2015	85.50	26	(11)
Time Warner Cable, Inc.	N/A	Call	231	October 2015	195.00	88	(16)
	N/A	Call	226	October 2015	200.00	46	(8)
VTTI Energy Partners L.P.	Goldman Sachs International	Put	1,392	October 2015	20.00	42	(167)
						$604	$(409)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$769,225	$—	$—
Short-Term Securities	—	42,552	—
Total	$769,225	$42,552	$—
Liabilities
Written Options	$188	$221	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

OTC = Over the Counter

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$760,798

Gross unrealized appreciation	110,155
Gross unrealized depreciation	(59,176)

Net unrealized appreciation	$50,979

SCHEDULE OF INVESTMENTS Vanguard Fund (in thousands)	SEPTEMBER 30, 2015 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Apparel Retail – 1.2%
Limited Brands, Inc.	198	$17,873

Apparel, Accessories & Luxury Goods – 1.2%
Under Armour, Inc., Class A (A)	183	17,720

Automotive Retail – 2.5%
AutoZone, Inc. (A)	12	8,686
O’Reilly Automotive, Inc. (A)	110	27,400

		36,086

Cable & Satellite – 1.9%
Comcast Corp., Class A	497	28,252

Casinos & Gaming – 0.4%
Las Vegas Sands, Inc.	143	5,411

Consumer Electronics – 0.5%
Harman International Industries, Inc.	77	7,381

Footwear – 1.9%
NIKE, Inc., Class B	221	27,213

Home Improvement Retail – 4.2%
Home Depot, Inc. (The)	536	61,845

Hotels, Resorts & Cruise Lines – 1.1%
Hilton Worldwide Holdings, Inc.	726	16,654

Internet Retail – 4.6%
Amazon.com, Inc. (A)	103	52,673
priceline.com, Inc. (A)	12	14,348

		67,021

Leisure Products – 0.6%
Polaris Industries, Inc.	77	9,218

Movies & Entertainment – 1.5%
Walt Disney Co. (The)	210	21,493

Restaurants – 2.3%
Starbucks Corp.	604	34,326

Specialty Stores – 2.3%
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	205	33,536

Total Consumer Discretionary – 26.2%		384,029
Energy

Oil & Gas Exploration & Production – 1.0%
EOG Resources, Inc.	197	14,342

Total Energy – 1.0%		14,342

Financials

Investment Banking & Brokerage – 1.7%
Charles Schwab Corp. (The)	832	23,759

Specialized Finance – 1.7%
CME Group, Inc.	271	25,086

Total Financials – 3.4%		48,845
Health Care

Biotechnology – 12.6%
Alexion Pharmaceuticals, Inc. (A)	74	11,542
Biogen, Inc. (A)	123	35,805
Celgene Corp. (A)	636	68,785
Gilead Sciences, Inc.	520	51,020
Vertex Pharmaceuticals, Inc. (A)	171	17,839

		184,991

Health Care Facilities – 2.9%
HCA Holdings, Inc. (A)	541	41,875

Pharmaceuticals – 8.0%
Allergan plc (A)	197	53,474
Bristol-Myers Squibb Co.	683	40,428
Shire Pharmaceuticals Group plc ADR	116	23,745

		117,647

Total Health Care – 23.5%		344,513
Industrials

Aerospace & Defense – 2.6%
Boeing Co. (The)	173	22,641
Lockheed Martin Corp.	74	15,403

		38,044

Railroads – 4.2%
Canadian Pacific Railway Ltd.	255	36,596
Union Pacific Corp.	287	25,365

		61,961

Total Industrials – 6.8%		100,005
Information Technology

Application Software – 1.9%
Adobe Systems, Inc. (A)	346	28,432

Data Processing & Outsourced Services – 9.7%
Alliance Data Systems Corp. (A)	58	15,021
MasterCard, Inc., Class A	704	63,435
Visa, Inc., Class A	920	64,094

		142,550

Internet Software & Services – 9.1%
Facebook, Inc., Class A (A)	535	48,106
Google, Inc., Class A (A)	62	39,451

Google, Inc., Class C (A)	50	30,626
LinkedIn Corp., Class A (A)	79	14,963

		133,146

IT Consulting & Other Services – 3.2%
Cognizant Technology Solutions Corp., Class A (A)	749	46,889

Semiconductor Equipment – 2.0%
Applied Materials, Inc.	466	6,839
Lam Research Corp.	334	21,840

		28,679

Semiconductors – 2.3%
NXP Semiconductors N.V. (A)	381	33,165

Technology Hardware, Storage & Peripherals – 4.2%
Apple, Inc.	560	61,802

Total Information Technology – 32.4%		474,663
Materials

Diversified Chemicals – 1.0%
PPG Industries, Inc.	162	14,171

Total Materials – 1.0%		14,171
Telecommunication Services

Wireless Telecommunication Service – 1.8%
American Tower Corp., Class A	195	17,147
SBA Communications Corp. (A)	89	9,333

		26,480

Total Telecommunication Services – 1.8%		26,480

TOTAL COMMON STOCKS – 96.1%		$1,407,048
(Cost: $989,237)

SHORT-TERM SECURITIES	Principal
Commercial Paper (B) – 3.7%
Army & Air Force Exchange Service,
0.140%, 10–5–15	$5,000	5,000
Baxter International, Inc.,
0.260%, 10–21–15	9,000	8,998
DTE Gas Co.,
0.280%, 10–5–15	5,000	5,000
E.I. du Pont de Nemours and Co.:
0.190%, 10–5–15	5,000	5,000
0.160%, 10–14–15	5,000	5,000
0.120%, 10–15–15	2,000	2,000

Harley-Davidson Financial Services (GTD by Harley-Davidson Credit Corp.),
0.270%, 10–26–15	5,000	4,999
Novartis Finance Corp. (GTD by Novartis AG),
0.170%, 10–5–15	8,000	8,000
Pfizer, Inc.,
0.100%, 11–19–15	5,000	4,999
Wisconsin Gas LLC,
0.140%, 10–2–15	5,000	5,000

		53,996

Master Note – 0.2%
Toyota Motor Credit Corp.,
0.200%, 10–7–15 (C)	2,937	2,937

TOTAL SHORT-TERM SECURITIES – 3.9%		$56,933
(Cost: $56,932)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,463,981
(Cost: $1,046,169)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(191)

NET ASSETS – 100.0%		$1,463,790

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at September 30, 2015.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2015. Date shown represents the date that the variable rate resets.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of September 30, 2015. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,407,048	$—	$—
Short-Term Securities	—	56,933	—
Total	$1,407,048	$56,933	$—

During the period ended September 30, 2015, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

For Federal income tax purposes, cost of investments owned at September 30, 2015 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,046,169

Gross unrealized appreciation	453,709
Gross unrealized depreciation	(35,897)

Net unrealized appreciation	$417,812

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS FUNDS

(Registrant)

By:	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date:	November 25, 2015

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date:	November 25, 2015